OMB APPROVAL
OMB Number: 3235-0578
Expires: February 28, 2006
Estimated average burden hours per response: 20.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio — Series 1
ING GET U.S. Core Portfolio — Series 2
ING GET U.S. Core Portfolio — Series 3
ING GET U.S. Core Portfolio — Series 4
ING GET U.S. Core Portfolio — Series 5
ING GET U.S. Core Portfolio — Series 6
ING VP Worldwide Growth Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 28.4%
		Advertising: 0.0%
850	@	Interpublic Group of Cos., Inc.	$9,002
1,000		Omnicom Group, Inc.	73,060

			82,062

		Aerospace/Defense: 0.6%
7,550		Boeing Co.	389,731
1,750		General Dynamics Corp.	178,675
1,050		Goodrich Corp.	32,928
2,400		Lockheed Martin Corp.	133,872
1,900		Northrop Grumman Corp.	101,327
2,350		Raytheon Co.	89,253
950		Rockwell Collins, Inc.	35,283
2,750		United Technologies Corp.	256,795

			1,217,864

		Agriculture: 0.4%
11,200		Altria Group, Inc.	526,848
3,500		Archer-Daniels-Midland Co.	59,430
1,500		Monsanto Co.	54,630
750		Reynolds American, Inc.	51,030
1,200		UST, Inc.	48,312

			740,250

		Airlines: 0.0%
1,650		Southwest Airlines Co.	22,473

			22,473

		Apparel: 0.2%
1,400	@	Coach, Inc.	59,388
1,000		Jones Apparel Group, Inc.	35,800
1,000		Liz Claiborne, Inc.	37,720
2,300		Nike, Inc.	181,240
500		Reebok Intl. Ltd.	18,360
1,100		VF Corp.	54,395

			386,903

		Auto Manufacturers: 0.2%
16,450		Ford Motor Co.	231,123
1,500		General Motors Corp.	63,720
1,525		PACCAR, Inc.	105,408

			400,251

		Auto Parts and Equipment: 0.0%
1,450		Dana Corp.	25,651
1,200		Johnson Controls, Inc.	68,172

			93,823

		Banks: 1.8%
2,100		AmSouth Bancorp	51,240
22,184		Bank of America Corp.	961,232
2,950		BB&T Corp.	117,086
1,250		Comerica, Inc.	74,188
600		First Horizon National Corp.	26,016
1,100		Huntington Bancshares, Inc.	27,401
2,850		KeyCorp	90,060
600		M & T Bank Corp.	57,420
1,300		Marshall & Ilsley Corp.	52,390
2,300		Mellon Financial Corp.	63,687
4,950		National City Corp.	191,169
400		North Fork Bancorporation, Inc.	17,780

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 1.8% (continued)
1,300		Northern Trust Corp.	$53,040
1,500		PNC Financial Services Group, Inc.	81,150
2,557		Regions Financial Corp.	84,534
1,950		SouthTrust Corp.	81,237
1,750		State Street Corp.	74,743
1,500		SunTrust Banks, Inc.	105,615
2,100		Synovus Financial Corp.	54,915
4,100		The Bank of New York Co., Inc.	119,597
13,400		U.S. Bancorp	387,260
9,400		Wachovia Corp.	441,329
9,250		Wells Fargo & Co.	551,577
450		Zions Bancorporation	27,468

			3,792,134

		Beverages: 0.6%
4,250		Anheuser-Busch Cos., Inc.	212,288
950		Brown-Forman Corp.	43,510
13,300		Coca-Cola Co.	532,664
2,400		Coca-Cola Enterprises, Inc.	45,360
1,350		Pepsi Bottling Group, Inc.	36,653
9,300		PepsiCo, Inc.	452,445

			1,322,920

		Biotechnology: 0.2%
2,750	@	Amgen, Inc.	155,870
1,800	@	Biogen Idec, Inc.	110,106
950	@	Chiron Corp.	41,990
650	@	Genzyme Corp.	35,367
200	@	Millipore Corp.	9,570

			352,903

		Building Materials: 0.1%
1,650	@	American Standard Cos., Inc.	64,202
4,000		Masco Corp.	138,119
650		Vulcan Materials Co.	33,118

			235,439

		Chemicals: 0.5%
1,250		Air Products & Chemicals, Inc.	67,975
300		Ashland, Inc.	16,824
5,400		Dow Chemical Co.	243,972
5,500		E.I. du Pont de Nemours & Co.	235,400
600		Eastman Chemical Co.	28,530
2,050		Ecolab, Inc.	64,452
1,100		Engelhard Corp.	31,185
800		International Flavors & Fragrances, Inc.	30,560
1,400		PPG Industries, Inc.	85,792
2,100		Praxair, Inc.	89,754
1,400		Rohm & Haas Co.	60,158
800		Sherwin-Williams Co.	35,168
550		Sigma-Aldrich Corp.	31,900

			1,021,670

		Commercial Services: 0.3%
1,100	@	Apollo Group, Inc.	80,707
7,550		Cendant Corp.	163,079
1,150		Equifax, Inc.	30,314
1,300		H&R Block, Inc.	64,246
1,850		McKesson Corp.	47,453
800		Moody’s Corp.	58,600

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3% (continued)
2,650		Paychex, Inc.	$79,898
1,550		Robert Half Intl., Inc.	39,944
1,050		RR Donnelley & Sons Co.	32,886

			597,127

		Computers: 1.2%
750	@	Affiliated Computer Services, Inc.	41,753
2,900	@	Apple Computer, Inc.	112,375
950	@	Computer Sciences Corp.	44,745
18,550	@	Dell, Inc.	660,379
1,150		Electronic Data Systems Corp.	22,299
12,650	@	EMC Corp.	145,981
1,400	@	Gateway, Inc.	6,930
16,050		Hewlett-Packard Co.	300,937
9,150		International Business Machines Corp.	784,520
750	@	Lexmark Intl., Inc.	63,008
500	@	NCR Corp.	24,795
2,600	@	Network Appliance, Inc.	59,800
17,700	@	Sun Microsystems, Inc.	71,508
2,250	@	Sungard Data Systems, Inc.	53,483
2,100	@	Unisys Corp.	21,672

			2,414,185

		Cosmetics/Personal Care: 1.0%
825		Alberto-Culver Co.	35,871
2,500		Avon Products, Inc.	109,200
2,850		Colgate-Palmolive Co.	128,763
7,400		Gillette Co.	308,876
3,700		Kimberly-Clark Corp.	238,983
23,550		Procter & Gamble Co.	1,274,525

			2,096,218

		Distribution/Wholesale: 0.0%
1,200		Genuine Parts Co.	46,056
950		W.W. Grainger, Inc.	54,768

			100,824

		Diversified Financial Services: 2.3%
6,700		American Express Co.	344,782
550		Bear Stearns Cos., Inc.	52,894
1,450		Capital One Financial Corp.	107,155
28,250		Citigroup, Inc.	1,246,389
5,148		Countrywide Financial Corp.	202,780
2,900	@	E*TRADE Financial Corp.	33,118
5,300		Fannie Mae	336,020
250		Federated Investors, Inc.	7,110
550		Franklin Resources, Inc.	30,668
3,600		Freddie Mac	234,864
2,550		Goldman Sachs Group, Inc.	237,762
1,900		Janus Capital Group, Inc.	25,859
19,310		J.P. Morgan Chase & Co.	767,186
1,450		Lehman Brothers Holdings, Inc.	115,594
6,600		MBNA Corp.	166,320
5,050		Merrill Lynch & Co., Inc.	251,086
6,000		Morgan Stanley	295,800
2,400	@	Providian Financial Corp.	37,296
2,600		SLM Corp.	115,960
350		T. Rowe Price Group, Inc.	17,829

			4,626,472

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.7%
5,810	@	AES Corp.	$58,042
450		Ameren Corp.	20,768
2,350		American Electric Power Co., Inc.	75,106
2,800		CenterPoint Energy, Inc.	29,008
400		Cinergy Corp.	15,840
1,250		Consolidated Edison, Inc.	52,550
1,250		Constellation Energy Group, Inc.	49,800
1,750		Dominion Resources, Inc.	114,188
1,200		DTE Energy Co.	50,628
6,600		Duke Energy Corp.	151,073
2,400		Edison Intl.	63,624
500		Entergy Corp.	30,305
3,500		Exelon Corp.	128,415
1,700		FirstEnergy Corp.	69,836
1,000		FPL Group, Inc.	68,320
2,600	@	PG&E Corp.	79,040
750		Pinnacle West Capital Corp.	31,125
900		PPL Corp.	42,462
1,250		Progress Energy, Inc.	52,925
3,850		Southern Co.	115,423
2,650		TXU Corp.	126,988
2,100		Xcel Energy, Inc.	36,372

			1,461,838

		Electrical Components and Equipment: 0.1%
2,250		Emerson Electric Co.	139,253

			139,253

		Electronics: 0.2%
3,300	@	Agilent Technologies, Inc.	71,180
950		Applera Corp. – Applied Biosystems Group	17,927
800	@	Fisher Scientific Intl.	46,664
1,750	@	Jabil Circuit, Inc.	40,250
1,000		Parker Hannifin Corp.	58,860
850		PerkinElmer, Inc.	14,637
2,550	@	Sanmina-SCI Corp.	17,978
6,700	@	Solectron Corp.	33,165
350		Tektronix, Inc.	11,638
1,450	@	Thermo Electron Corp.	39,179
950	@	Waters Corp.	41,895

			393,373

		Engineering and Construction: 0.0%
500		Fluor Corp.	22,260

			22,260

		Entertainment: 0.0%
2,400		International Game Technology	86,280

			86,280

		Environmental Control: 0.0%
3,150		Waste Management, Inc.	86,121

			86,121

		Food: 0.4%
2,650		Albertson’s, Inc.	63,415
850		Campbell Soup Co.	22,347
3,250		ConAgra Foods, Inc.	83,558
1,950		General Mills, Inc.	87,555
1,350		Hershey Foods Corp.	63,059
2,150		H.J. Heinz Co.	77,443

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.4% (continued)
2,200		Kellogg Co.	$93,851
1,900	@	Kroger Co.	29,488
1,100		McCormick & Co., Inc.	37,774
4,200		Sara Lee Corp.	96,011
750		SUPERVALU, Inc.	20,663
1,300		Sysco Corp.	38,896
1,400		Wm. Wrigley Jr. Co.	88,634

			802,694

		Forest Products and Paper: 0.2%
2,500		Georgia-Pacific Corp.	89,875
2,600		International Paper Co.	105,065
850		Louisiana-Pacific Corp.	22,058
1,500		MeadWestvaco Corp.	47,850
1,050		Plum Creek Timber Co., Inc.	36,782
450		Temple-Inland, Inc.	30,218
1,350		Weyerhaeuser Co.	89,748

			421,596

		Gas: 0.0%
850		KeySpan Corp.	33,320
1,550		Sempra Energy	56,095

			89,415

		Hand/Machine Tools: 0.0%
700		Black & Decker Corp.	54,208
550		Snap-On, Inc.	15,158
550		Stanley Works	23,392

			92,758

		Healthcare-Products: 1.1%
350		Bausch & Lomb, Inc.	23,258
1,300		Baxter Intl., Inc.	41,808
1,800		Becton Dickinson & Co.	93,060
1,700		Biomet, Inc.	79,696
4,450	@	Boston Scientific Corp.	176,799
900		CR Bard, Inc.	50,967
650		Guidant Corp.	42,926
21,650		Johnson & Johnson	1,219,544
6,400		Medtronic, Inc.	332,159
900	@	St. Jude Medical, Inc.	67,743
850		Stryker Corp.	40,868
1,850	@	Zimmer Holdings, Inc.	146,224

			2,315,052

		Healthcare-Services: 0.5%
1,400		Aetna, Inc.	139,902
1,000	@	Anthem, Inc.	87,250
1,050		HCA, Inc.	40,058
1,500	@	Humana, Inc.	29,970
900		Manor Care, Inc.	26,964
250		Quest Diagnostics, Inc.	22,055
6,150		UnitedHealth Group, Inc.	453,500
1,350	@	WellPoint Health Networks	141,872

			941,571

		Home Builders: 0.0%
800		Centex Corp.	40,368

			40,368

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	$28,100
550		Whirlpool Corp.	33,050

			61,150

		Household Products/Wares: 0.1%
800		Avery Dennison Corp.	52,624
1,550		Clorox Co.	82,615
750		Fortune Brands, Inc.	55,568

			190,807

		Housewares: 0.0%
1,550		Newell Rubbermaid, Inc.	31,062

			31,062

		Insurance: 1.6%
2,550	@@	ACE Ltd.	102,153
3,050		Aflac, Inc.	119,591
6,400		Allstate Corp.	307,135
650		AMBAC Financial Group, Inc.	51,968
14,200		American Intl. Group, Inc.	965,457
1,850		AON Corp.	53,169
1,750		Chubb Corp.	122,990
1,200		Cigna Corp.	83,556
920		Cincinnati Financial Corp.	37,922
1,550		Hartford Financial Services Group, Inc.	95,992
750		Jefferson-Pilot Corp.	37,245
1,500		Lincoln National Corp.	70,500
1,000		Loews Corp.	58,500
2,850		Marsh & McLennan Cos., Inc.	130,416
1,000		MBIA, Inc.	58,210
6,900		MetLife, Inc.	266,684
500		MGIC Investment Corp.	33,275
700		Principal Financial Group	25,179
1,150		Progressive Corp.	97,463
4,850		Prudential Financial, Inc.	228,143
850		Safeco Corp.	38,803
3,550		St. Paul Travelers Cos., Inc.	117,363
600		Torchmark Corp.	31,908
1,750		UnumProvident Corp.	27,458
1,000	@@	XL Capital Ltd.	73,990

			3,235,070

		Internet: 0.3%
3,500	@	eBay, Inc.	321,790
2,750	@	Symantec Corp.	150,920
7,400	@	Yahoo!, Inc.	250,934

			723,644

		Iron/Steel: 0.0%
400		Nucor Corp.	36,548
950		United States Steel Corp.	35,739

			72,287

		Leisure Time: 0.1%
450		Brunswick Corp.	20,592
3,350		Carnival Corp.	158,422
1,650		Harley-Davidson, Inc.	98,076
1,300		Sabre Holdings Corp. – Class A	31,889

			308,979

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
600		Harrah’s Entertainment, Inc.	$31,788
2,150		Hilton Hotels Corp.	40,506
1,150		Marriott Intl., Inc.	59,754
1,100		Starwood Hotels & Resorts Worldwide, Inc.	51,062

			183,110

		Machinery-Construction and Mining: 0.0%
750		Caterpillar, Inc.	60,338

			60,338

		Machinery-Diversified: 0.1%
400		Cummins, Inc.	29,556
1,350		Deere & Co.	87,143
1,000		Rockwell Automation, Inc.	38,700

			155,399

		Media: 0.8%
1,350		Clear Channel Communications, Inc.	42,080
12,150	@	Comcast Corp.	343,115
150		Dow Jones & Co., Inc.	6,092
1,400		Gannett Co., Inc.	117,264
150		Knight-Ridder, Inc.	9,818
1,400		McGraw-Hill Cos., Inc.	111,566
350		Meredith Corp.	17,983
750		New York Times Co.	29,325
24,000	@	Time Warner, Inc.	387,359
1,950		Tribune Co.	80,243
700	@	Univision Communications, Inc.	22,127
9,150		Viacom, Inc.	307,074
10,700		Walt Disney Co.	241,285

			1,715,331

		Mining: 0.1%
1,850		Alcoa, Inc.	62,142
750		Phelps Dodge Corp.	69,022

			131,164

		Miscellaneous Manufacturing: 1.6%
4,250		3M Co.	339,872
500		Cooper Industries Ltd.	29,500
1,600		Danaher Corp.	82,048
1,100		Dover Corp.	42,757
2,050		Eastman Kodak Co.	66,051
750		Eaton Corp.	47,558
57,550		General Electric Co.	1,932,528
4,600		Honeywell Intl., Inc.	164,956
1,600		Illinois Tool Works, Inc.	149,072
900	@@	Ingersoll-Rand Co.	61,173
550		ITT Industries, Inc.	43,995
1,100		Pall Corp.	26,928
700		Textron, Inc.	44,989
10,950	@@	Tyco Intl. Ltd.	335,727

			3,367,154

		Office/Business Equipment: 0.1%
1,250		Pitney Bowes, Inc.	55,125
4,200	@	Xerox Corp.	59,136

			114,261

		Oil and Gas: 2.1%
500		Amerada Hess Corp.	44,500
1,150		Anadarko Petroleum Corp.	76,314

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 2.1% (continued)
1,750		Apache Corp.	$87,693
3,250		Burlington Resources, Inc.	132,600
19,750		ChevronTexaco Corp.	1,059,389
3,700		ConocoPhillips	306,544
2,250		Devon Energy Corp.	159,772
600		EOG Resources, Inc.	39,510
35,550		Exxon Mobil Corp.	1,718,131
950		Kerr-McGee Corp.	54,388
2,150		Marathon Oil Corp.	88,752
400	@, @@	Nabors Industries Ltd.	18,940
1,050	@	Noble Corp.	47,198
1,950		Occidental Petroleum Corp.	109,064
750		Sunoco, Inc.	55,485
1,550		Unocal Corp.	66,650
1,300		Valero Energy Corp.	104,273

			4,169,203

		Oil and Gas Services: 0.2%
1,800		Baker Hughes, Inc.	78,696
1,100		BJ Services Co.	57,651
3,200		Schlumberger Ltd.	215,392

			351,739

		Packaging and Containers: 0.1%
900		Ball Corp.	33,687
1,000		Bemis Co.	26,580
1,250	@	Pactiv Corp.	29,063
600	@	Sealed Air Corp.	27,810

			117,140

		Pharmaceuticals: 1.7%
8,450		Abbott Laboratories	357,942
850		Allergan, Inc.	61,668
750		AmerisourceBergen Corp.	40,283
10,400		Bristol-Myers Squibb Co.	246,168
950		Cardinal Health, Inc.	41,582
3,400	@	Caremark Rx, Inc.	109,038
5,900		Eli Lilly & Co.	354,295
700	@	Express Scripts, Inc.	45,738
1,950	@	Forest Laboratories, Inc.	87,711
2,400	@	Gilead Sciences, Inc.	89,712
1,200	@	Hospira, Inc.	36,720
2,150	@	King Pharmaceuticals, Inc.	25,671
1,400	@	Medco Health Solutions, Inc.	43,260
12,100		Merck & Co., Inc.	399,299
41,650		Pfizer, Inc.	1,274,489
3,150		Schering-Plough Corp.	60,039
7,050		Wyeth	263,670

			3,537,285

		Pipelines: 0.0%
250		Kinder Morgan, Inc.	15,705
2,850		Williams Cos., Inc.	34,485

			50,190

		Real Estate Investment Trusts: 0.1%
900		Equity Office Properties Trust	24,525
950		Prologis	33,478
1,150		Simon Property Group, Inc.	61,675

			119,678

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 2.2%
1,550	@	Bed Bath & Beyond, Inc.	$57,521
2,000		Best Buy Co., Inc.	108,480
2,000		Circuit City Stores, Inc.	30,680
4,000		Costco Wholesale Corp.	166,240
2,200		CVS Corp.	92,686
800		Darden Restaurants, Inc.	18,656
2,550		Dollar General Corp.	51,383
1,100		Federated Department Stores, Inc.	49,973
8,150		Gap, Inc.	152,405
16,250		Home Depot, Inc.	636,999
2,800		J.C. Penney Co., Inc. Holding Co.	98,784
850	@	Kohl’s Corp.	40,962
4,200		Limited Brands, Inc.	93,618
4,150		Lowe’s Cos., Inc.	225,553
1,500		May Department Stores Co.	38,445
9,200		McDonald’s Corp.	257,876
1,000		Nordstrom, Inc.	38,240
2,700	@	Office Depot, Inc.	40,581
1,350		RadioShack Corp.	38,664
4,300		Staples, Inc.	128,226
2,150	@	Starbucks Corp.	97,739
4,750		Target Corp.	214,938
2,750		TJX Cos., Inc.	60,610
1,950	@	Toys R US, Inc.	34,593
23,200		Wal-Mart Stores, Inc.	1,234,239
9,500		Walgreen Co.	340,384
1,050		Wendy’s Intl., Inc.	35,280
1,550		Yum! Brands, Inc.	63,023

			4,446,778

		Savings and Loans: 0.2%
800		Golden West Financial Corp.	88,760
2,450		Sovereign Bancorp, Inc.	53,459
4,550		Washington Mutual, Inc.	177,814

			320,033

		Semiconductors: 0.6%
2,700	@	Altera Corp.	52,839
2,400		Analog Devices, Inc.	93,072
8,950	@	Applied Materials, Inc.	147,586
34,950		Intel Corp.	701,096
1,050	@	KLA-Tencor Corp.	43,554
1,950		Linear Technology Corp.	70,668
1,650		Maxim Integrated Products, Inc.	69,779
3,000	@	National Semiconductor Corp.	46,470
3,750		Texas Instruments, Inc.	79,800

			1,304,864

		Software: 1.5%
1,450		Adobe Systems, Inc.	71,732
1,000		Autodesk, Inc.	48,630
3,050		Automatic Data Processing, Inc.	126,025
1,850	@	BMC Software, Inc.	29,249
1,750	@	Citrix Systems, Inc.	30,660
3,100		Computer Associates Intl., Inc.	81,530
3,650	@	Compuware Corp.	18,798
1,550	@	Electronic Arts, Inc.	71,285
4,620		First Data Corp.	200,969

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.5% (continued)
1,150	@	Fiserv, Inc.	$40,089
1,950		IMS Health, Inc.	46,644
1,000	@	Intuit, Inc.	45,400
250	@	Mercury Interactive Corp.	8,720
58,850		Microsoft Corp.	1,627,202
2,350	@	Novell, Inc.	14,829
48,450	@	Oracle Corp.	546,515
2,700	@	PeopleSoft, Inc.	53,595
5,650	@	Siebel Systems, Inc.	42,601
3,050	@	Veritas Software Corp.	54,290

			3,158,763

		Telecommunications: 1.7%
3,050		Alltel Corp.	167,476
1,900		AT&T Corp.	27,208
3,950	@	Avaya, Inc.	55,063
10,950		BellSouth Corp.	296,964
1,200		CenturyTel, Inc.	41,088
36,750	@	Cisco Systems, Inc.	665,174
2,450		Citizens Communications Co.	32,806
1,200	@	Comverse Technology, Inc.	22,596
8,600	@	Corning, Inc.	95,288
22,700	@	Lucent Technologies, Inc.	71,959
17,300		Motorola, Inc.	312,092
6,000	@	Nextel Communications, Inc.	143,040
8,500		Qualcomm, Inc.	331,840
19,650		SBC Communications, Inc.	509,917
1,450		Scientific-Atlanta, Inc.	37,584
3,400		Sprint Corp.	68,442
3,450	@	Tellabs, Inc.	31,706
16,450		Verizon Communications, Inc.	647,800

			3,558,043

		Textiles: 0.0%
1,000		Cintas Corp.	42,040

			42,040

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	22,560
2,700		Mattel, Inc.	48,951

			71,511

		Transportation: 0.5%
2,200		Burlington Northern Santa Fe Corp.	84,282
1,250		CSX Corp.	41,500
2,800		FedEx Corp.	239,932
2,400		Norfolk Southern Corp.	71,376
500		Ryder System, Inc.	23,520
550		Union Pacific Corp.	32,230
6,200		United Parcel Service, Inc.	470,704

			963,544

		Total Common Stock
		(Cost $57,443,337)	58,956,664

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 1	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.3%
		Federal Home Loan Bank: 29.3%
$70,000,000		3.600%, due 09/12/08		$60,883,410

				60,883,410

		Federal Home Loan Mortgage Corporation: 19.7%
47,127,000		3.540%, due 10/15/08 STRIP		40,946,765

				40,946,765

		Regional (State/Province): 7.3%
17,600,000		Tennessee Valley Authority, 3.670%, due 11/13/08		15,172,414

				15,172,414

		Total U.S. Government Agency Obligations
		(Cost $117,318,911)		117,002,589

U.S. TREASURY OBLIGATIONS: 14.6%
		U.S. Treasury STRIP: 14.6%
34,300,000		3.170%, due 08/15/08		30,390,212

		Total U.S. Treasury Obligations
		(Cost $30,468,300)		30,390,212

		Total Long-Term Investments
		(Cost $205,230,548)		206,349,465

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,616,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $1,616,083 to be received upon repurchase (Collateralized by $1,550,000 Federal Home Loan Bank, 5.000%, Market Value plus accrued interest $1,651,404, due 05/13/11).		1,616,000

		Total Short-Term Investments
		(Cost $1,616,000)		1,616,000

		Total Investments In Securities
		(Cost $206,846,548)*	100.1%	$207,965,465
		Other Assets and Liabilities—Net	(0.1)	(142,727)

		Net Assets	100.0%	$207,822,738

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities.

	*	Cost for federal income tax purposes is $206,971,335.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,955,539
		Gross Unrealized Depreciation		(2,961,409)

		Net Unrealized Appreciation		$994,130

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 26.5%
		Advertising: 0.0%
1,620	@	Interpublic Group of Cos., Inc.	$17,156
850		Omnicom Group, Inc.	62,101

			79,257

		Aerospace/Defense: 0.6%
5,960		Boeing Co.	307,655
1,500		General Dynamics Corp.	153,150
680		Goodrich Corp.	21,325
2,010		Lockheed Martin Corp.	112,118
1,600		Northrop Grumman Corp.	85,328
1,800		Raytheon Co.	68,364
780		Rockwell Collins, Inc.	28,969
2,290		United Technologies Corp.	213,840

			990,749

		Agriculture: 0.3%
8,510		Altria Group, Inc.	400,310
2,670		Archer-Daniels-Midland Co.	45,337
1,170		Monsanto Co.	42,611
570		Reynolds American, Inc.	38,783
550		UST, Inc.	22,143

			549,184

		Airlines: 0.0%
1,300		Southwest Airlines Co.	17,706

			17,706

		Apparel: 0.2%
1,100	@	Coach, Inc.	46,662
660		Jones Apparel Group, Inc.	23,628
380		Liz Claiborne, Inc.	14,334
1,980		Nike, Inc.	156,024
350		Reebok Intl. Ltd.	12,852
800		VF Corp.	39,560

			293,060

		Auto Manufacturers: 0.2%
12,770		Ford Motor Co.	179,419
1,000		General Motors Corp.	42,480
1,020		Paccar, Inc.	70,502

			292,401

		Auto Parts and Equipment: 0.0%
580		Dana Corp.	10,260
850		Johnson Controls, Inc.	48,289

			58,549

		Banks: 1.7%
1,240		AmSouth Bancorp	30,256
16,970		Bank of America Corp.	735,309
2,400		BB&T Corp.	95,256
990		Comerica, Inc.	58,757
400		First Horizon National Corp.	17,344
860		Huntington Bancshares, Inc.	21,423
2,370		KeyCorp	74,892
500		M & T Bank Corp.	47,850
980		Marshall & Ilsley Corp.	39,494
1,900		Mellon Financial Corp.	52,611
3,820		National City Corp.	147,528
240		North Fork Bancorporation, Inc.	10,668

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 1.7% (continued)
770		Northern Trust Corp.	$31,416
1,280		PNC Financial Services Group, Inc.	69,248
1,985		Regions Financial Corp.	65,624
1,480		SouthTrust Corp.	61,657
1,480		State Street Corp.	63,211
1,290		SunTrust Banks, Inc.	90,829
1,100		Synovus Financial Corp.	28,765
3,360		The Bank of New York Co., Inc.	98,011
10,660		U.S. Bancorp	308,074
7,350		Wachovia Corp.	345,083
7,010		Wells Fargo & Co.	418,006
270		Zions Bancorporation	16,481

			2,927,793

		Beverages: 0.6%
150		Adolph Coors Co.	10,188
3,550		Anheuser-Busch Cos., Inc.	177,323
440		Brown-Forman Corp.	20,152
10,170		Coca-Cola Co.	407,308
1,860		Coca-Cola Enterprises, Inc.	35,154
1,030		Pepsi Bottling Group, Inc.	27,965
7,150		PepsiCo, Inc.	347,847

			1,025,937

		Biotechnology: 0.2%
2,140	@	Amgen, Inc.	121,295
1,500	@	Biogen Idec, Inc.	91,755
760	@	Chiron Corp.	33,592
300	@	Genzyme Corp.	16,323
150	@	Millipore Corp.	7,178

			270,143

		Building Materials: 0.1%
1,260	@	American Standard Cos., Inc.	49,027
2,700		Masco Corp.	93,231
540		Vulcan Materials Co.	27,513

			169,771

		Chemicals: 0.4%
950		Air Products & Chemicals, Inc.	51,661
180		Ashland, Inc.	10,094
4,110		Dow Chemical Co.	185,690
4,350		E.I. du Pont de Nemours & Co.	186,180
250		Eastman Chemical Co.	11,888
1,030		Ecolab, Inc.	32,383
560		Engelhard Corp.	15,876
320		International Flavors & Fragrances, Inc.	12,224
990		PPG Industries, Inc.	60,667
1,280		Praxair, Inc.	54,707
810		Rohm & Haas Co.	34,806
530		Sherwin-Williams Co.	23,299
300		Sigma-Aldrich Corp.	17,400

			696,875

		Commercial Services: 0.3%
630	@	Apollo Group, Inc.	46,223
6,170		Cendant Corp.	133,271
140		Deluxe Corp.	5,743
430		Equifax, Inc.	11,335
1,360		H&R Block, Inc.	67,210

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3% (continued)
1,050		McKesson Corp.	$26,933
640		Moody’s Corp.	46,880
1,550		Paychex, Inc.	46,733
750		Robert Half Intl., Inc.	19,328
730		RR Donnelley & Sons Co.	22,864

			426,520

		Computers: 1.1%
550	@	Affiliated Computer Services, Inc.	30,619
2,300	@	Apple Computer, Inc.	89,125
750	@	Computer Sciences Corp.	35,325
14,210	@	Dell, Inc.	505,876
900		Electronic Data Systems Corp.	17,451
10,740	@	EMC Corp.	123,940
1,520	@	Gateway, Inc.	7,524
13,370		Hewlett-Packard Co.	250,688
7,040		International Business Machines Corp.	603,609
440	@	Lexmark Intl., Inc.	36,964
320	@	NCR Corp.	15,869
1,260	@	Network Appliance, Inc.	28,980
14,350	@	Sun Microsystems, Inc.	57,974
1,070	@	Sungard Data Systems, Inc.	25,434
1,410	@	Unisys Corp.	14,551

			1,843,929

		Cosmetics/Personal Care: 1.0%
625		Alberto-Culver Co.	27,175
2,050		Avon Products, Inc.	89,544
2,320		Colgate-Palmolive Co.	104,818
5,960		Gillette Co.	248,770
2,990		Kimberly-Clark Corp.	193,124
18,210		Procter & Gamble Co.	985,525

			1,648,956

		Distribution/Wholesale: 0.0%
650		Genuine Parts Co.	24,947
550		W.W. Grainger, Inc.	31,708

			56,655

		Diversified Financial Services: 2.2%
5,590		American Express Co.	287,660
370		Bear Stearns Cos., Inc.	35,583
1,030		Capital One Financial Corp.	76,117
21,590		Citigroup, Inc.	952,550
4,140		Countrywide Financial Corp.	163,075
1,300	@	E*TRADE Financial Corp.	14,846
4,220		Fannie Mae	267,548
150		Federated Investors, Inc.	4,266
430		Franklin Resources, Inc.	23,977
2,990		Freddie Mac	195,068
2,090		Goldman Sachs Group, Inc.	194,872
800		Janus Capital Group, Inc.	10,888
14,845		J.P. Morgan Chase & Co.	589,791
1,240		Lehman Brothers Holdings, Inc.	98,853
5,530		MBNA Corp.	139,356
4,260		Merrill Lynch & Co., Inc.	211,807
4,580		Morgan Stanley	225,794
1,750	@	Providian Financial Corp.	27,195
1,950		SLM Corp.	86,970

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 2.2% (continued)
270		T. Rowe Price Group, Inc.	$13,754

			3,619,970

		Electric: 0.7%
4,630	@	AES Corp.	46,254
300		Ameren Corp.	13,845
1,690		American Electric Power Co., Inc.	54,012
950		CenterPoint Energy, Inc.	9,842
600		Cinergy Corp.	23,760
400	@	CMS Energy Corp.	3,808
1,100		Consolidated Edison, Inc.	46,244
740		Constellation Energy Group, Inc.	29,482
1,350		Dominion Resources, Inc.	88,088
600		DTE Energy Co.	25,314
5,100		Duke Energy Corp.	116,738
1,180		Edison Intl.	31,282
360		Entergy Corp.	21,820
2,950		Exelon Corp.	108,235
1,470		FirstEnergy Corp.	60,388
800		FPL Group, Inc.	54,656
1,890	@	PG&E Corp.	57,456
340		Pinnacle West Capital Corp.	14,110
1,110		PPL Corp.	52,370
980		Progress Energy, Inc.	41,493
3,320		Southern Co.	99,534
2,240		TXU Corp.	107,340
1,680		Xcel Energy, Inc.	29,098

			1,135,169

		Electrical Components and Equipment: 0.1%
1,860		Emerson Electric Co.	115,115

			115,115

		Electronics: 0.1%
1,730	@	Agilent Technologies, Inc.	37,316
720		Applera Corp. – Applied Biosystems Group	13,586
400	@	Fisher Scientific Intl.	23,332
710	@	Jabil Circuit, Inc.	16,330
660		Parker Hannifin Corp.	38,847
430		PerkinElmer, Inc.	7,405
1,620	@	Sanmina-SCI Corp.	11,421
3,680	@	Solectron Corp.	18,216
490		Tektronix, Inc.	16,293
550	@	Thermo Electron Corp.	14,861
400	@	Waters Corp.	17,640

			215,247

		Engineering and Construction: 0.0%
400		Fluor Corp.	17,808

			17,808

		Entertainment: 0.0%
1,210		International Game Technology	43,500

			43,500

		Environmental Control: 0.0%
2,580		Waste Management, Inc.	70,537

			70,537

		Food: 0.4%
1,650		Albertson’s, Inc.	39,485
650		Campbell Soup Co.	17,089

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.4% (continued)
2,220		ConAgra Foods, Inc.	$57,076
1,650		General Mills, Inc.	74,085
1,150		Hershey Foods Corp.	53,717
1,550		H.J. Heinz Co.	55,831
1,840		Kellogg Co.	78,494
1,450	@	Kroger Co.	22,504
550		McCormick & Co., Inc.	18,887
3,590		Sara Lee Corp.	82,067
840		SUPERVALU, Inc.	23,142
890		Sysco Corp.	26,629
1,320		Wm. Wrigley Jr. Co.	83,569

			632,575

		Forest Products and Paper: 0.2%
1,520		Georgia-Pacific Corp.	54,644
2,130		International Paper Co.	86,072
970		Louisiana-Pacific Corp.	25,172
750		MeadWestvaco Corp.	23,925
850		Plum Creek Timber Co., Inc.	29,776
350		Temple-Inland, Inc.	23,503
1,070		Weyerhaeuser Co.	71,133

			314,225

		Gas: 0.0%
680		KeySpan Corp.	26,656
1,360		Sempra Energy	49,218

			75,874

		Hand/Machine Tools: 0.0%
450		Black & Decker Corp.	34,847
280		Snap-On, Inc.	7,717
450		Stanley Works	19,139

			61,703

		Healthcare-Products: 1.0%
230		Bausch & Lomb, Inc.	15,284
860		Baxter Intl., Inc.	27,658
1,400		Becton Dickinson & Co.	72,380
1,020		Biomet, Inc.	47,818
3,700	@	Boston Scientific Corp.	147,000
430		CR Bard, Inc.	24,351
400		Guidant Corp.	26,416
16,720		Johnson & Johnson	941,837
5,030		Medtronic, Inc.	261,056
810	@	St. Jude Medical, Inc.	60,969
670		Stryker Corp.	32,214
1,420	@	Zimmer Holdings, Inc.	112,237

			1,769,220

		Healthcare-Services: 0.4%
1,090		Aetna, Inc.	108,924
770	@	Anthem, Inc.	67,183
800		HCA, Inc.	30,520
950	@	Humana, Inc.	18,981
600		Manor Care, Inc.	17,976
190		Quest Diagnostics, Inc.	16,762
4,740		UnitedHealth Group, Inc.	349,527
1,170	@	WellPoint Health Networks	122,955

			732,828

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Builders: 0.0%
410		Centex Corp.	$20,688
50		KB Home	4,225

			24,913

		Home Furnishings: 0.0%
660		Leggett & Platt, Inc.	18,546
240		Whirlpool Corp.	14,422

			32,968

		Household Products/Wares: 0.1%
400		Avery Dennison Corp.	26,312
1,230		Clorox Co.	65,559
510		Fortune Brands, Inc.	37,786

			129,657

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	25,050

			25,050

		Insurance: 1.5%
2,150	@@	ACE Ltd.	86,129
2,270		Aflac, Inc.	89,007
5,230		Allstate Corp.	250,987
520		AMBAC Financial Group, Inc.	41,574
10,820		American Intl. Group, Inc.	735,651
1,130		AON Corp.	32,476
1,370		Chubb Corp.	96,284
1,070		Cigna Corp.	74,504
610		Cincinnati Financial Corp.	25,144
1,350		Hartford Financial Services Group, Inc.	83,606
850		Jefferson-Pilot Corp.	42,211
1,110		Lincoln National Corp.	52,170
750		Loews Corp.	43,875
2,170		Marsh & McLennan Cos., Inc.	99,299
490		MBIA, Inc.	28,523
5,360		MetLife, Inc.	207,164
380		MGIC Investment Corp.	25,289
550		Principal Financial Group	19,784
910		Progressive Corp.	77,123
3,750		Prudential Financial, Inc.	176,400
700		Safeco Corp.	31,955
2,900		St. Paul Travelers Cos., Inc.	95,874
390		Torchmark Corp.	20,740
1,100		UnumProvident Corp.	17,259
770	@@	XL Capital Ltd.	56,972

			2,510,000

		Internet: 0.3%
2,880	@	eBay, Inc.	264,787
2,280	@	Symantec Corp.	125,126
5,850	@	Yahoo!, Inc.	198,374

			588,287

		Iron/Steel: 0.0%
320		Nucor Corp.	29,238
700		United States Steel Corp.	26,334

			55,572

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.1%
370		Brunswick Corp.	$16,931
2,830		Carnival Corp.	133,831
1,240		Harley-Davidson, Inc.	73,706
440		Sabre Holdings Corp. – Class A	10,793

			235,261

		Lodging: 0.1%
400		Harrah’s Entertainment, Inc.	21,192
1,250		Hilton Hotels Corp.	23,550
890		Marriott Intl., Inc.	46,244
930		Starwood Hotels & Resorts Worldwide, Inc.	43,171

			134,157

		Machinery-Construction and Mining: 0.0%
560		Caterpillar, Inc.	45,052

			45,052

		Machinery-Diversified: 0.1%
150		Cummins, Inc.	11,084
1,120		Deere & Co.	72,296
640		Rockwell Automation, Inc.	24,768

			108,148

		Media: 0.8%
850		Clear Channel Communications, Inc.	26,495
9,350	@	Comcast Corp.	264,043
270		Dow Jones & Co., Inc.	10,965
1,190		Gannett Co., Inc.	99,674
200		Knight-Ridder, Inc.	13,090
1,100		McGraw-Hill Cos., Inc.	87,659
270		Meredith Corp.	13,873
590		New York Times Co.	23,069
19,090	@	Time Warner, Inc.	308,112
1,500		Tribune Co.	61,725
550	@	Univision Communications, Inc.	17,386
7,620		Viacom, Inc.	255,727
9,130		Walt Disney Co.	205,882

			1,387,700

		Mining: 0.1%
1,330		Alcoa, Inc.	44,675
570		Phelps Dodge Corp.	52,457

			97,132

		Miscellaneous Manufacturing: 1.5%
3,270		3M Co.	261,502
290		Cooper Industries Ltd.	17,110
1,340		Danaher Corp.	68,715
750		Dover Corp.	29,153
1,010		Eastman Kodak Co.	32,542
630		Eaton Corp.	39,948
43,870		General Electric Co.	1,473,155
3,810		Honeywell Intl., Inc.	136,627
1,370		Illinois Tool Works, Inc.	127,643
780	@@	Ingersoll-Rand Co.	53,017
380		ITT Industries, Inc.	30,396
430		Pall Corp.	10,526
560		Textron, Inc.	35,991
8,470	@@	Tyco Intl. Ltd.	259,690

			2,576,015

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1%
990		Pitney Bowes, Inc.	$43,659
3,230	@	Xerox Corp.	45,478

			89,137

		Oil and Gas: 1.9%
370		Amerada Hess Corp.	32,930
1,120		Anadarko Petroleum Corp.	74,323
1,470		Apache Corp.	73,662
2,520		Burlington Resources, Inc.	102,816
15,280		ChevronTexaco Corp.	819,618
2,850		ConocoPhillips	236,122
1,750		Devon Energy Corp.	124,267
390		EOG Resources, Inc.	25,682
27,420		Exxon Mobil Corp.	1,325,208
710		Kerr-McGee Corp.	40,648
2,110		Marathon Oil Corp.	87,101
330	@, @@	Nabors Industries Ltd.	15,626
450	@	Noble Corp.	20,228
1,690		Occidental Petroleum Corp.	94,522
390		Sunoco, Inc.	28,852
1,480		Unocal Corp.	63,640
950		Valero Energy Corp.	76,200

			3,241,445

		Oil and Gas Services: 0.2%
1,400		Baker Hughes, Inc.	61,208
500		BJ Services Co.	26,205
2,500		Schlumberger Ltd.	168,275

			255,688

		Packaging and Containers: 0.0%
420		Ball Corp.	15,720
460		Bemis Co.	12,227
670	@	Pactiv Corp.	15,577
310	@	Sealed Air Corp.	14,369

			57,893

		Pharmaceuticals: 1.6%
6,500		Abbott Laboratories	275,340
560		Allergan, Inc.	40,628
400		AmerisourceBergen Corp.	21,484
8,040		Bristol-Myers Squibb Co.	190,307
750		Cardinal Health, Inc.	32,828
2,650	@	Caremark Rx, Inc.	84,986
4,720		Eli Lilly & Co.	283,436
290	@	Express Scripts, Inc.	18,949
1,610	@	Forest Laboratories, Inc.	72,418
1,900	@	Gilead Sciences, Inc.	71,022
500	@	Hospira, Inc.	15,300
1,440	@	King Pharmaceuticals, Inc.	17,194
920	@	Medco Health Solutions, Inc.	28,428
9,280		Merck & Co., Inc.	306,239
31,790		Pfizer, Inc.	972,773
2,400		Schering-Plough Corp.	45,744
5,830		Wyeth	218,042

			2,695,118

		Pipelines: 0.0%
440		Kinder Morgan, Inc.	27,641
1,600		Williams Cos., Inc.	19,360

			47,001

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 0.1%
700		Equity Office Properties Trust	$19,075
600		Prologis	21,144
880		Simon Property Group, Inc.	47,194

			87,413

		Retail: 2.1%
1,390	@	Bed Bath & Beyond, Inc.	51,583
1,410		Best Buy Co., Inc.	76,478
1,770		Circuit City Stores, Inc.	27,152
3,230		Costco Wholesale Corp.	134,239
1,800		CVS Corp.	75,834
550		Darden Restaurants, Inc.	12,826
1,110		Dollar General Corp.	22,367
710		Federated Department Stores, Inc.	32,255
6,630		Gap, Inc.	123,981
12,550		Home Depot, Inc.	491,959
2,200		J.C. Penney Co., Inc. Holding Co.	77,616
450	@	Kohl’s Corp.	21,686
2,720		Limited Brands, Inc.	60,629
3,480		Lowe’s Cos., Inc.	189,138
1,050		May Department Stores Co.	26,912
7,000		McDonald’s Corp.	196,210
730		Nordstrom, Inc.	27,915
1,130	@	Office Depot, Inc.	16,984
900		RadioShack Corp.	25,776
3,630		Staples, Inc.	108,247
1,630	@	Starbucks Corp.	74,100
4,000		Target Corp.	181,000
1,740		TJX Cos., Inc.	38,350
670	@	Toys R US, Inc.	11,886
17,790		Wal-Mart Stores, Inc.	946,427
7,290		Walgreen Co.	261,200
820		Wendy’s Intl., Inc.	27,552
1,280		Yum! Brands, Inc.	52,045

			3,392,347

		Savings and Loans: 0.1%
670		Golden West Financial Corp.	74,337
1,150		Sovereign Bancorp, Inc.	25,093
3,790		Washington Mutual, Inc.	148,113

			247,543

		Semiconductors: 0.6%
2,060	@	Altera Corp.	40,314
1,600		Analog Devices, Inc.	62,048
7,510	@	Applied Materials, Inc.	123,840
26,960		Intel Corp.	540,818
800	@	KLA-Tencor Corp.	33,184
1,330		Linear Technology Corp.	48,199
1,370		Maxim Integrated Products, Inc.	57,937
1,290	@	National Semiconductor Corp.	19,982
2,870		Texas Instruments, Inc.	61,074

			987,396

		Software: 1.4%
1,080		Adobe Systems, Inc.	53,428
740		Autodesk, Inc.	35,986
2,580		Automatic Data Processing, Inc.	106,606
1,250	@	BMC Software, Inc.	19,763

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.4% (continued)
650	@	Citrix Systems, Inc.	$11,388
2,540		Computer Associates Intl., Inc.	66,802
2,290	@	Compuware Corp.	11,794
1,340	@	Electronic Arts, Inc.	61,627
3,838		First Data Corp.	166,953
750	@	Fiserv, Inc.	26,145
1,270		IMS Health, Inc.	30,378
770	@	Intuit, Inc.	34,958
110	@	Mercury Interactive Corp.	3,837
45,610		Microsoft Corp.	1,261,116
1,100	@	Novell, Inc.	6,941
37,380	@	Oracle Corp.	421,645
1,260	@	PeopleSoft, Inc.	25,011
2,700	@	Siebel Systems, Inc.	20,358
1,580	@	Veritas Software Corp.	28,124

			2,392,860

		Telecommunications: 1.6%
2,470		Alltel Corp.	135,628
1,440		AT&T Corp.	20,621
1,580	@	Avaya, Inc.	22,025
8,790		BellSouth Corp.	238,385
560		CenturyTel, Inc.	19,174
28,060	@	Cisco Systems, Inc.	507,886
950		Citizens Communications Co.	12,721
920	@	Comverse Technology, Inc.	17,324
5,940	@	Corning, Inc.	65,815
17,500	@	Lucent Technologies, Inc.	55,475
13,010		Motorola, Inc.	234,700
5,200	@	Nextel Communications, Inc.	123,968
7,130		Qualcomm, Inc.	278,355
15,060		SBC Communications, Inc.	390,807
910		Scientific-Atlanta, Inc.	23,587
2,600		Sprint Corp.	52,338
2,800	@	Tellabs, Inc.	25,732
12,550		Verizon Communications, Inc.	494,219

			2,718,760

		Textiles: 0.0%
690		Cintas Corp.	29,008

			29,008

		Toys/Games/Hobbies: 0.0%
930		Hasbro, Inc.	17,484
1,400		Mattel, Inc.	25,382

			42,866

		Transportation: 0.4%
1,650		Burlington Northern Santa Fe Corp.	63,212
950		CSX Corp.	31,540
2,150		FedEx Corp.	184,233
2,200		Norfolk Southern Corp.	65,428
220		Ryder System, Inc.	10,349
400		Union Pacific Corp.	23,440
4,680		United Parcel Service, Inc.	355,305

			733,507

		Total Common Stock
		(Cost $44,277,568)	45,119,150

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 2	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.6%
		Federal Home Loan Mortgage Corporation: 27.5%
$55,000,000		3.880%, due 03/15/09 STRIP		$46,795,210

				46,795,210

		Federal National Mortgage Association: 28.1%
56,000,000		3.780%, due 12/15/08 STRIP		47,901,168

				47,901,168

		Total U.S. Government Agency Obligations
		(Cost $95,172,008)		94,696,378

U.S. TREASURY OBLIGATIONS: 17.5%
		U.S. Treasury STRIP: 17.5%
34,001,000		3.140%, due 11/15/08		29,757,743

		Total U.S. Treasury Obligations
		(Cost $29,810,782)		29,757,743

		Total Long-Term Investments
		(Cost $169,260,358)		169,573,271

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
857,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $857,044 to be received upon repurchase (Collateralized by $865,000 Federal Home Loan Mortgage Corporation, 4.750%, Market Value plus accrued interest $885,620, due 12/08/10).		857,000

		Total Short-Term Investments
		(Cost $857,000)		857,000

		Total Investments In Securities
		(Cost $170,117,358)*	100.1%	$170,430,271
		Other Assets and Liabilities—Net	(0.1)	(123,167)

		Net Assets	100.0%	$170,307,104

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $170,117,272.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,432,687
		Gross Unrealized Depreciation		(2,119,688)

		Net Unrealized Appreciation		$312,999

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 29.1%
		Advertising: 0.1%
3,500	@	Interpublic Group of Cos., Inc.	$37,065
1,460		Omnicom Group, Inc.	106,668

			143,733

		Aerospace/Defense: 0.6%
10,280		Boeing Co.	530,654
2,600		General Dynamics Corp.	265,460
790		Goodrich Corp.	24,774
3,450		Lockheed Martin Corp.	192,441
2,700		Northrop Grumman Corp.	143,991
3,150		Raytheon Co.	119,637
1,040		Rockwell Collins, Inc.	38,626
3,880		United Technologies Corp.	362,314

			1,677,897

		Agriculture: 0.4%
14,780		Altria Group, Inc.	695,252
4,660		Archer-Daniels-Midland Co.	79,127
1,820		Monsanto Co.	66,284
1,180		Reynolds American, Inc.	80,287
950		UST, Inc.	38,247

			959,197

		Airlines: 0.0%
2,200		Southwest Airlines Co.	29,964

			29,964

		Apparel: 0.2%
1,900	@	Coach, Inc.	80,598
1,120		Jones Apparel Group, Inc.	40,096
1,010		Liz Claiborne, Inc.	38,097
3,390		Nike, Inc.	267,132
460		Reebok Intl. Ltd.	16,891
1,050		VF Corp.	51,923

			494,737

		Auto Manufacturers: 0.2%
23,750		Ford Motor Co.	333,688
1,330		General Motors Corp.	56,498
1,770		Paccar, Inc.	122,342

			512,528

		Auto Parts and Equipment: 0.0%
1,010		Dana Corp.	17,867
1,430		Johnson Controls, Inc.	81,238

			99,105

		Banks: 1.9%
2,130		AmSouth Bancorp	51,972
29,488		Bank of America Corp.	1,277,714
4,150		BB&T Corp.	164,714
1,710		Comerica, Inc.	101,489
830		First Horizon National Corp.	35,989
1,210		Huntington Bancshares, Inc.	30,141
4,000		KeyCorp	126,400
850		M & T Bank Corp.	81,345
1,380		Marshall & Ilsley Corp.	55,614
2,870		Mellon Financial Corp.	79,470
6,610		National City Corp.	255,278
420		North Fork Bancorporation, Inc.	18,669
1,300		Northern Trust Corp.	53,040

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 1.9% (continued)
2,200		PNC Financial Services Group, Inc.	$119,020
3,426		Regions Financial Corp.	113,264
2,520		SouthTrust Corp.	104,983
2,550		State Street Corp.	108,911
2,180		SunTrust Banks, Inc.	153,494
1,900		Synovus Financial Corp.	49,685
5,760		The Bank of New York Co., Inc.	168,019
18,360		U.S. Bancorp	530,604
13,220		Wachovia Corp.	620,679
12,190		Wells Fargo & Co.	726,889
500		Zions Bancorporation	30,520

			5,057,903

		Beverages: 0.7%
250		Adolph Coors Co.	16,980
6,080		Anheuser-Busch Cos., Inc.	303,696
760		Brown-Forman Corp.	34,808
17,520		Coca-Cola Co.	701,676
2,860		Coca-Cola Enterprises, Inc.	54,054
1,780		Pepsi Bottling Group, Inc.	48,327
12,290		PepsiCo, Inc.	597,909

			1,757,450

		Biotechnology: 0.2%
3,700	@	Amgen, Inc.	209,716
2,560	@	Biogen Idec, Inc.	156,595
1,490	@	Chiron Corp.	65,858
500	@	Genzyme Corp.	27,205
250	@	Millipore Corp.	11,963

			471,337

		Building Materials: 0.1%
2,160	@	American Standard Cos., Inc.	84,046
4,570		Masco Corp.	157,802
700		Vulcan Materials Co.	35,665

			277,513

		Chemicals: 0.5%
1,650		Air Products & Chemicals, Inc.	89,727
590		Ashland, Inc.	33,087
7,030		Dow Chemical Co.	317,615
7,400		E.I. du Pont de Nemours & Co.	316,720
400		Eastman Chemical Co.	19,020
1,730		Ecolab, Inc.	54,391
1,150		Engelhard Corp.	32,603
730		International Flavors & Fragrances, Inc.	27,886
1,670		PPG Industries, Inc.	102,338
2,180		Praxair, Inc.	93,173
1,510		Rohm & Haas Co.	64,885
900		Sherwin-Williams Co.	39,564
400		Sigma-Aldrich Corp.	23,200

			1,214,209

		Commercial Services: 0.3%
1,290	@	Apollo Group, Inc.	94,647
10,510		Cendant Corp.	227,015
480		Deluxe Corp.	19,690
880		Equifax, Inc.	23,197
2,340		H&R Block, Inc.	115,642
1,750		McKesson Corp.	44,888

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3% (continued)
1,100		Moody’s Corp.	$80,575
2,710		Paychex, Inc.	81,707
1,740		Robert Half Intl., Inc.	44,840
1,150		RR Donnelley & Sons Co.	36,018

			768,219

		Computers: 1.2%
950	@	Affiliated Computer Services, Inc.	52,887
3,940	@	Apple Computer, Inc.	152,675
1,100	@	Computer Sciences Corp.	51,810
24,670	@	Dell, Inc.	878,251
1,500		Electronic Data Systems Corp.	29,085
18,340	@	EMC Corp.	211,644
1,700	@	Gateway, Inc.	8,415
22,830		Hewlett-Packard Co.	428,063
12,220		International Business Machines Corp.	1,047,742
920	@	Lexmark Intl., Inc.	77,289
550	@	NCR Corp.	27,275
2,110	@	Network Appliance, Inc.	48,530
24,500	@	Sun Microsystems, Inc.	98,980
1,770	@	Sungard Data Systems, Inc.	42,073
2,670	@	Unisys Corp.	27,554

			3,182,273

		Cosmetics/Personal Care: 1.1%
830		Alberto-Culver Co.	36,088
3,500		Avon Products, Inc.	152,880
3,980		Colgate-Palmolive Co.	179,816
10,160		Gillette Co.	424,078
5,100		Kimberly-Clark Corp.	329,409
31,610		Procter & Gamble Co.	1,710,734

			2,833,005

		Distribution/Wholesale: 0.0%
950		Genuine Parts Co.	36,461
1,250		W.W. Grainger, Inc.	72,063

			108,524

		Diversified Financial Services: 2.3%
9,540		American Express Co.	490,928
830		Bear Stearns Cos., Inc.	79,821
1,730		Capital One Financial Corp.	127,847
37,490		Citigroup, Inc.	1,654,058
7,110		Countrywide Financial Corp.	280,063
2,150	@	E*TRADE Financial Corp.	24,553
7,240		Fannie Mae	459,016
260		Federated Investors, Inc.	7,394
720		Franklin Resources, Inc.	40,147
5,140		Freddie Mac	335,334
3,610		Goldman Sachs Group, Inc.	336,596
2,250		Janus Capital Group, Inc.	30,623
25,816		J.P. Morgan Chase & Co.	1,025,670
2,120		Lehman Brothers Holdings, Inc.	169,006
9,470		MBNA Corp.	238,644
7,230		Merrill Lynch & Co., Inc.	359,476
8,340		Morgan Stanley	411,162
3,120	@	Providian Financial Corp.	48,485
3,350		SLM Corp.	149,410
350		T. Rowe Price Group, Inc.	17,829

			6,286,062

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.7%
7,880	@	AES Corp.	$78,721
450		Ameren Corp.	20,768
2,880		American Electric Power Co., Inc.	92,045
1,600		CenterPoint Energy, Inc.	16,576
1,050		Cinergy Corp.	41,580
1,850		Consolidated Edison, Inc.	77,774
1,080		Constellation Energy Group, Inc.	43,027
2,350		Dominion Resources, Inc.	153,338
1,050		DTE Energy Co.	44,300
8,850		Duke Energy Corp.	202,577
1,990		Edison Intl.	52,755
680		Entergy Corp.	41,215
5,060		Exelon Corp.	185,651
2,530		FirstEnergy Corp.	103,932
1,320		FPL Group, Inc.	90,182
2,770	@	PG&E Corp.	84,208
730		Pinnacle West Capital Corp.	30,295
1,880		PPL Corp.	88,698
1,750		Progress Energy, Inc.	74,095
5,630		Southern Co.	168,787
3,850		TXU Corp.	184,492
2,370		Xcel Energy, Inc.	41,048

			1,916,064

		Electrical Components and Equipment: 0.1%
3,210		Emerson Electric Co.	198,667

			198,667

		Electronics: 0.1%
2,970	@	Agilent Technologies, Inc.	64,063
1,720		Applera Corp. – Applied Biosystems Group	32,456
700	@	Fisher Scientific Intl.	40,831
1,780	@	Jabil Circuit, Inc.	40,940
910		Parker Hannifin Corp.	53,563
960		PerkinElmer, Inc.	16,531
2,760	@	Sanmina-SCI Corp.	19,458
8,060	@	Solectron Corp.	39,897
650		Tektronix, Inc.	21,613
1,360	@	Thermo Electron Corp.	36,747
700	@	Waters Corp.	30,870

			396,969

		Engineering and Construction: 0.0%
700		Fluor Corp.	31,164

			31,164

		Entertainment: 0.0%
2,100		International Game Technology	75,495

			75,495

		Environmental Control: 0.0%
4,450		Waste Management, Inc.	121,663

			121,663

		Food: 0.4%
2,850		Albertson’s, Inc.	68,201
1,150		Campbell Soup Co.	30,234
3,820		ConAgra Foods, Inc.	98,212
2,800		General Mills, Inc.	125,720
1,900		Hershey Foods Corp.	88,749
2,670		H.J. Heinz Co.	96,173

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.4% (continued)
3,120		Kellogg Co.	$133,099
1,650	@	Kroger Co.	25,608
900		McCormick & Co., Inc.	30,906
6,080		Sara Lee Corp.	138,988
990		SUPERVALU, Inc.	27,275
1,490		Sysco Corp.	44,581
2,140		Wm. Wrigley Jr. Co.	135,483

			1,043,229

		Forest Products and Paper: 0.2%
2,630		Georgia-Pacific Corp.	94,549
3,660		International Paper Co.	147,900
970		Louisiana-Pacific Corp.	25,172
1,300		MeadWestvaco Corp.	41,470
1,400		Plum Creek Timber Co., Inc.	49,042
450		Temple-Inland, Inc.	30,218
1,840		Weyerhaeuser Co.	122,322

			510,673

		Gas: 0.0%
950		KeySpan Corp.	37,240
450		Nicor, Inc.	16,515
2,130		Sempra Energy	77,085

			130,840

		Hand/Machine Tools: 0.0%
730		Black & Decker Corp.	56,532
590		Snap-On, Inc.	16,260
670		Stanley Works	28,495

			101,287

		Healthcare-Products: 1.2%
470		Bausch & Lomb, Inc.	31,232
1,440		Baxter Intl., Inc.	46,310
2,430		Becton Dickinson & Co.	125,631
1,770		Biomet, Inc.	82,978
6,330	@	Boston Scientific Corp.	251,491
980		CR Bard, Inc.	55,497
730		Guidant Corp.	48,209
29,010		Johnson & Johnson	1,634,134
9,150		Medtronic, Inc.	474,885
1,200	@	St. Jude Medical, Inc.	90,324
1,140		Stryker Corp.	54,811
2,430	@	Zimmer Holdings, Inc.	192,067

			3,087,569

		Healthcare-Services: 0.5%
1,930		Aetna, Inc.	192,865
1,370	@	Anthem, Inc.	119,533
1,400		HCA, Inc.	53,410
1,600	@	Humana, Inc.	31,968
560		Manor Care, Inc.	16,778
360		Quest Diagnostics, Inc.	31,759
8,220		UnitedHealth Group, Inc.	606,142
1,950	@	WellPoint Health Networks	204,926

			1,257,381

		Home Builders: 0.0%
680		Centex Corp.	34,313
100		KB Home	8,449

			42,762

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
1,570		Leggett & Platt, Inc.	$44,117
390		Whirlpool Corp.	23,435

			67,552

		Household Products/Wares: 0.1%
700		Avery Dennison Corp.	46,046
1,610		Clorox Co.	85,813
850		Fortune Brands, Inc.	62,977

			194,836

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	17,034

			17,034

		Insurance: 1.6%
3,640	@@	ACE Ltd.	145,818
3,870		Aflac, Inc.	151,743
8,930		Allstate Corp.	428,550
640		AMBAC Financial Group, Inc.	51,168
18,840		American Intl. Group, Inc.	1,280,931
1,850		AON Corp.	53,169
2,340		Chubb Corp.	164,455
1,860		Cigna Corp.	129,512
1,025		Cincinnati Financial Corp.	42,251
2,250		Hartford Financial Services Group, Inc.	139,343
1,480		Jefferson-Pilot Corp.	73,497
1,860		Lincoln National Corp.	87,420
1,300		Loews Corp.	76,050
3,780		Marsh & McLennan Cos., Inc.	172,973
880		MBIA, Inc.	51,225
9,290		MetLife, Inc.	359,058
880		MGIC Investment Corp.	58,564
940		Principal Financial Group	33,812
1,520		Progressive Corp.	128,820
6,500		Prudential Financial, Inc.	305,760
1,250		Safeco Corp.	57,063
4,950		St. Paul Travelers Cos., Inc.	163,647
680		Torchmark Corp.	36,162
1,900		UnumProvident Corp.	29,811
1,230	@@	XL Capital Ltd.	91,008

			4,311,810

		Internet: 0.4%
4,900	@	eBay, Inc.	450,506
3,940	@	Symantec Corp.	216,227
10,000	@	Yahoo!, Inc.	339,100

			1,005,833

		Iron/Steel: 0.0%
460		Nucor Corp.	42,030
1,060		United States Steel Corp.	39,877

			81,907

		Leisure Time: 0.2%
740		Brunswick Corp.	33,862
4,800		Carnival Corp.	226,992
2,200		Harley-Davidson, Inc.	130,768
1,300		Sabre Holdings Corp. – Class A	31,889

			423,511

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
670		Harrah’s Entertainment, Inc.	$35,497
2,090		Hilton Hotels Corp.	39,376
1,500		Marriott Intl., Inc.	77,940
1,620		Starwood Hotels & Resorts Worldwide, Inc.	75,200

			228,013

		Machinery-Construction and Mining: 0.0%
1,000		Caterpillar, Inc.	80,450

			80,450

		Machinery-Diversified: 0.1%
250		Cummins, Inc.	18,473
1,910		Deere & Co.	123,290
1,080		Rockwell Automation, Inc.	41,796

			183,559

		Media: 0.9%
1,450		Clear Channel Communications, Inc.	45,197
16,250	@	Comcast Corp.	458,900
430		Dow Jones & Co., Inc.	17,462
1,990		Gannett Co., Inc.	166,682
200		Knight-Ridder, Inc.	13,090
1,880		McGraw-Hill Cos., Inc.	149,817
370		Meredith Corp.	19,011
830		New York Times Co.	32,453
34,140	@	Time Warner, Inc.	551,019
2,200		Tribune Co.	90,530
900	@	Univision Communications, Inc.	28,449
13,010		Viacom, Inc.	436,616
15,540		Walt Disney Co.	350,427

			2,359,653

		Mining: 0.1%
2,600		Alcoa, Inc.	87,334
1,170		Phelps Dodge Corp.	107,675

			195,009

		Miscellaneous Manufacturing: 1.7%
5,720		3M Co.	457,428
540		Cooper Industries Ltd.	31,860
2,320		Danaher Corp.	118,970
1,260		Dover Corp.	48,976
1,690		Eastman Kodak Co.	54,452
880		Eaton Corp.	55,801
76,270		General Electric Co.	2,561,146
6,480		Honeywell Intl., Inc.	232,373
2,360		Illinois Tool Works, Inc.	219,881
1,330	@@	Ingersoll-Rand Co.	90,400
530		ITT Industries, Inc.	42,395
1,210		Pall Corp.	29,621
1,090		Textron, Inc.	70,054
14,700	@@	Tyco Intl. Ltd.	450,702

			4,464,059

		Office/Business Equipment: 0.1%
1,810		Pitney Bowes, Inc.	79,821
5,670	@	Xerox Corp.	79,834

			159,655

		Oil and Gas: 2.0%
720		Amerada Hess Corp.	64,080
1,880		Anadarko Petroleum Corp.	124,757

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 2.0% (continued)
2,490		Apache Corp.	$124,774
5,040		Burlington Resources, Inc.	205,632
26,530		ChevronTexaco Corp.	1,423,069
5,000		ConocoPhillips	414,250
3,030		Devon Energy Corp.	215,160
660		EOG Resources, Inc.	43,461
47,600		Exxon Mobil Corp.	2,300,508
920		Kerr-McGee Corp.	52,670
3,610		Marathon Oil Corp.	149,021
510	@, @@	Nabors Industries Ltd.	24,149
700	@	Noble Corp.	31,465
2,910		Occidental Petroleum Corp.	162,756
1,000		Sunoco, Inc.	73,980
2,590		Unocal Corp.	111,370
1,600		Valero Energy Corp.	128,336

			5,649,438

		Oil and Gas Services: 0.2%
2,400		Baker Hughes, Inc.	104,928
830		BJ Services Co.	43,500
3,940		Schlumberger Ltd.	265,202

			413,630

		Packaging and Containers: 0.0%
740		Ball Corp.	27,698
450		Bemis Co.	11,961
1,350	@	Pactiv Corp.	31,388
480	@	Sealed Air Corp.	22,248

			93,295

		Pharmaceuticals: 1.8%
11,300		Abbott Laboratories	478,668
970		Allergan, Inc.	70,374
650		AmerisourceBergen Corp.	34,912
13,970		Bristol-Myers Squibb Co.	330,670
1,300		Cardinal Health, Inc.	56,901
4,600	@	Caremark Rx, Inc.	147,522
8,440		Eli Lilly & Co.	506,822
470	@	Express Scripts, Inc.	30,710
2,750	@	Forest Laboratories, Inc.	123,695
3,300	@	Gilead Sciences, Inc.	123,354
850	@	Hospira, Inc.	26,010
1,450	@	King Pharmaceuticals, Inc.	17,313
1,850	@	Medco Health Solutions, Inc.	57,165
16,640		Merck & Co., Inc.	549,120
55,280		Pfizer, Inc.	1,691,567
4,200		Schering-Plough Corp.	80,052
9,980		Wyeth	373,252

			4,698,107

		Pipelines: 0.0%
360		Kinder Morgan, Inc.	22,615
2,720		Williams Cos., Inc.	32,912

			55,527

		Real Estate Investment Trusts: 0.1%
1,200		Equity Office Properties Trust	32,700
1,050		Prologis	37,002
1,520		Simon Property Group, Inc.	81,518

			151,220

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 2.1%
2,340	@	Bed Bath & Beyond, Inc.	$86,837
2,430		Best Buy Co., Inc.	131,803
3,000		Circuit City Stores, Inc.	46,020
5,730		Costco Wholesale Corp.	238,139
3,050		CVS Corp.	128,497
1,520		Darden Restaurants, Inc.	35,446
1,910		Dollar General Corp.	38,487
1,250		Federated Department Stores, Inc.	56,788
11,270		Gap, Inc.	210,749
21,760		Home Depot, Inc.	852,991
3,700		J.C. Penney Co., Inc. Holding Co.	130,536
800	@	Kohl’s Corp.	38,552
4,630		Limited Brands, Inc.	103,203
5,940		Lowe’s Cos., Inc.	322,839
1,810		May Department Stores Co.	46,390
12,230		McDonald’s Corp.	342,807
1,300		Nordstrom, Inc.	49,712
2,220	@	Office Depot, Inc.	33,367
1,470		RadioShack Corp.	42,101
6,220		Staples, Inc.	185,480
2,840	@	Starbucks Corp.	129,106
6,810		Target Corp.	308,153
2,970		TJX Cos., Inc.	65,459
1,130	@	Toys R US, Inc.	20,046
30,920		Wal-Mart Stores, Inc.	1,644,943
12,090		Walgreen Co.	433,184
1,200		Wendy’s Intl., Inc.	40,320
2,180		Yum! Brands, Inc.	88,639

			5,850,594

		Savings and Loans: 0.2%
1,030		Golden West Financial Corp.	114,279
1,950		Sovereign Bancorp, Inc.	42,549
6,510		Washington Mutual, Inc.	254,410

			411,238

		Semiconductors: 0.6%
2,590	@	Altera Corp.	50,686
2,570		Analog Devices, Inc.	99,665
12,860	@	Applied Materials, Inc.	212,061
46,840		Intel Corp.	939,611
1,130	@	KLA-Tencor Corp.	46,872
2,280		Linear Technology Corp.	82,627
2,340		Maxim Integrated Products, Inc.	98,959
2,150	@	National Semiconductor Corp.	33,304
5,030		Texas Instruments, Inc.	107,038

			1,670,823

		Software: 1.5%
1,850		Adobe Systems, Inc.	91,520
1,250		Autodesk, Inc.	60,788
4,410		Automatic Data Processing, Inc.	182,221
2,120	@	BMC Software, Inc.	33,517
1,140	@	Citrix Systems, Inc.	19,973
4,290		Computer Associates Intl., Inc.	112,827
5,020	@	Compuware Corp.	25,853
2,070	@	Electronic Arts, Inc.	95,199
6,540		First Data Corp.	284,490

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.5% (continued)
1,210	@	Fiserv, Inc.	$42,181
2,160		IMS Health, Inc.	51,667
1,080	@	Intuit, Inc.	49,032
350	@	Mercury Interactive Corp.	12,208
78,020		Microsoft Corp.	2,157,252
1,850	@	Novell, Inc.	11,674
64,840	@	Oracle Corp.	731,395
2,160	@	PeopleSoft, Inc.	42,876
3,310	@	Siebel Systems, Inc.	24,957
2,660	@	Veritas Software Corp.	47,348

			4,076,978

		Telecommunications: 1.8%
4,200		Alltel Corp.	230,622
2,530		AT&T Corp.	36,230
2,700	@	Avaya, Inc.	37,638
15,020		BellSouth Corp.	407,342
760		CenturyTel, Inc.	26,022
48,990	@	Cisco Systems, Inc.	886,718
2,250		Citizens Communications Co.	30,128
1,520	@	Comverse Technology, Inc.	28,622
10,120	@	Corning, Inc.	112,130
30,400	@	Lucent Technologies, Inc.	96,368
23,940		Motorola, Inc.	431,878
8,870	@	Nextel Communications, Inc.	211,461
12,190		Qualcomm, Inc.	475,898
25,820		SBC Communications, Inc.	670,028
1,740		Scientific-Atlanta, Inc.	45,101
4,550		Sprint Corp.	91,592
4,840	@	Tellabs, Inc.	44,480
21,800		Verizon Communications, Inc.	858,483

			4,720,741

		Textiles: 0.0%
1,020		Cintas Corp.	42,881

			42,881

		Toys/Games/Hobbies: 0.0%
1,340		Hasbro, Inc.	25,192
2,400		Mattel, Inc.	43,512

			68,704

		Transportation: 0.5%
2,870		Burlington Northern Santa Fe Corp.	109,950
1,650		CSX Corp.	54,780
3,750		FedEx Corp.	321,338
3,820		Norfolk Southern Corp.	113,607
500		Ryder System, Inc.	23,520
750		Union Pacific Corp.	43,950
8,400		United Parcel Service, Inc.	637,727

			1,304,872

		Total Common Stock
		(Cost $77,247,728)	77,768,348

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 3	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.0%
		Federal Home Loan Mortgage Corporation: 32.9%
$2,875,000		3.690%, due 03/15/09 STRIP		$2,446,113
100,000,000		3.880%, due 03/15/09 STRIP		85,082,199

				87,528,312

		Federal National Mortgage Association: 21.1%
65,600,000		3.930%, due 06/15/09 STRIP		54,724,439
2,091,000		3.980%, due 06/15/09 STRIP		1,740,107

				56,464,546

		Total U.S. Government Agency Obligations
		(Cost $148,609,509)		143,992,858

U.S. TREASURY OBLIGATIONS: 16.4%
		U.S. Treasury STRIP: 16.4%
50,570,000		3.280%, due 02/15/09		43,732,987

		Total U.S. Treasury Obligations
		(Cost $44,007,508)		43,732,987

		Total Long-Term Investments
		(Cost $269,864,745)		265,494,193

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
1,677,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $1,677,086 to be received upon repurchase (Collateralized by $1,695,000 Federal Home Loan Mortgage Corporation, 3.800%, Market Value plus accrued interest $1,728,047, due 07/06/07).		1,677,000

		Total Short-Term Investments
		(Cost $1,677,000)		1,677,000

		Total Investments In Securities
		(Cost $271,541,745)*	100.1%	$267,171,193
		Other Assets and Liabilities—Net	(0.1)	(176,815)

		Net Assets	100.0%	$266,994,378

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,333,026
		Gross Unrealized Depreciation		(7,703,578)

		Net Unrealized Depreciation		$(4,370,552)

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 31.7%
		Advertising: 0.0%
500	@	Interpublic Group of Cos., Inc.	$5,295
550		Omnicom Group, Inc.	40,183

			45,478

		Aerospace/Defense: 0.7%
4,000		Boeing Co.	206,480
950		General Dynamics Corp.	96,995
350		Goodrich Corp.	10,976
1,250		Lockheed Martin Corp.	69,725
1,200		Northrop Grumman Corp.	63,996
1,400		Raytheon Co.	53,172
600		Rockwell Collins, Inc.	22,284
1,400		United Technologies Corp.	130,732

			654,360

		Agriculture: 0.4%
5,750		Altria Group, Inc.	270,480
2,050		Archer-Daniels-Midland Co.	34,809
1,000		Monsanto Co.	36,420
500		Reynolds American, Inc.	34,020
800		UST, Inc.	32,208

			407,937

		Airlines: 0.0%
1,000		Southwest Airlines Co.	13,620

			13,620

		Apparel: 0.2%
850	@	Coach, Inc.	36,057
350		Jones Apparel Group, Inc.	12,530
400		Liz Claiborne, Inc.	15,088
1,250		Nike, Inc.	98,500
200		Reebok Intl. Ltd.	7,344
600		VF Corp.	29,670

			199,189

		Auto Manufacturers: 0.2%
8,850		Ford Motor Co.	124,343
750		General Motors Corp.	31,860
500		Paccar, Inc.	34,560

			190,763

		Auto Parts and Equipment: 0.0%
350		Dana Corp.	6,192
650		Johnson Controls, Inc.	36,926

			43,118

		Banks: 2.2%
1,150		AmSouth Bancorp	28,060
11,400		Bank of America Corp.	493,961
1,650		BB&T Corp.	65,489
750		Comerica, Inc.	44,513
350		First Horizon National Corp.	15,176
900		Huntington Bancshares, Inc.	22,419
1,650		KeyCorp	52,140
350		M & T Bank Corp.	33,495
700		Marshall & Ilsley Corp.	28,210
1,450		Mellon Financial Corp.	40,151
2,950		National City Corp.	113,928
250		North Fork Bancorporation, Inc.	11,113

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 2.2% (continued)
700		Northern Trust Corp.	$28,560
850		PNC Financial Services Group, Inc.	45,985
1,511		Regions Financial Corp.	49,954
900		SouthTrust Corp.	37,494
1,150		State Street Corp.	49,117
800		SunTrust Banks, Inc.	56,328
350		Synovus Financial Corp.	9,153
2,350		The Bank of New York Co., Inc.	68,549
5,300		U.S. Bancorp	153,169
4,950		Wachovia Corp.	232,402
4,750		Wells Fargo & Co.	283,242
400		Zions Bancorporation	24,416

			1,987,024

		Beverages: 0.7%
2,250		Anheuser-Busch Cos., Inc.	112,388
500		Brown-Forman Corp.	22,900
6,750		Coca-Cola Co.	270,337
1,600		Coca-Cola Enterprises, Inc.	30,240
1,100		Pepsi Bottling Group, Inc.	29,865
4,750		PepsiCo, Inc.	231,088

			696,818

		Biotechnology: 0.2%
1,450	@	Amgen, Inc.	82,186
1,050	@	Biogen Idec, Inc.	64,229
550	@	Chiron Corp.	24,310
300	@	Genzyme Corp.	16,323
100	@	Millipore Corp.	4,785

			191,833

		Building Materials: 0.1%
650	@	American Standard Cos., Inc.	25,292
1,600		Masco Corp.	55,248
300		Vulcan Materials Co.	15,285

			95,825

		Chemicals: 0.5%
750		Air Products & Chemicals, Inc.	40,785
300		Ashland, Inc.	16,824
2,600		Dow Chemical Co.	117,468
2,800		E.I. du Pont de Nemours & Co.	119,839
400		Eastman Chemical Co.	19,020
750		Ecolab, Inc.	23,580
550		Engelhard Corp.	15,593
400		International Flavors & Fragrances, Inc.	15,280
650		PPG Industries, Inc.	39,832
1,100		Praxair, Inc.	47,014
650		Rohm & Haas Co.	27,931
600		Sherwin-Williams Co.	26,376
300		Sigma-Aldrich Corp.	17,400

			526,942

		Commercial Services: 0.3%
600	@	Apollo Group, Inc.	44,022
4,050		Cendant Corp.	87,479
100		Deluxe Corp.	4,102
400		Equifax, Inc.	10,544
800		H&R Block, Inc.	39,536
1,050		McKesson Corp.	26,933

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3% (continued)
450		Moody’s Corp.	$32,963
1,050		Paychex, Inc.	31,658
700		Robert Half Intl., Inc.	18,039
900		RR Donnelley & Sons Co.	28,188

			323,464

		Computers: 1.3%
450	@	Affiliated Computer Services, Inc.	25,052
1,500	@	Apple Computer, Inc.	58,125
550	@	Computer Sciences Corp.	25,905
9,450	@	Dell, Inc.	336,419
650		Electronic Data Systems Corp.	12,604
7,300	@	EMC Corp.	84,242
1,600	@	Gateway, Inc.	7,920
8,450		Hewlett-Packard Co.	158,437
4,700		International Business Machines Corp.	402,977
450	@	Lexmark Intl., Inc.	37,805
350	@	NCR Corp.	17,357
1,050	@	Network Appliance, Inc.	24,150
10,550	@	Sun Microsystems, Inc.	42,622
1,200	@	Sungard Data Systems, Inc.	28,524
1,300	@	Unisys Corp.	13,416

			1,275,555

		Cosmetics/Personal Care: 1.1%
300		Alberto-Culver Co.	13,044
1,500		Avon Products, Inc.	65,520
1,450		Colgate-Palmolive Co.	65,511
4,400		Gillette Co.	183,656
1,900		Kimberly-Clark Corp.	122,721
12,100		Procter & Gamble Co.	654,851

			1,105,303

		Distribution/Wholesale: 0.0%
700		Genuine Parts Co.	26,866
350		W.W. Grainger, Inc.	20,178

			47,044

		Diversified Financial Services: 2.6%
3,550		American Express Co.	182,683
400		Bear Stearns Cos., Inc.	38,468
650		Capital One Financial Corp.	48,035
14,500		Citigroup, Inc.	639,739
2,700		Countrywide Financial Corp.	106,353
1,900	@	E*TRADE Financial Corp.	21,698
2,750		Fannie Mae	174,350
150		Federated Investors, Inc.	4,266
300		Franklin Resources, Inc.	16,728
1,950		Freddie Mac	127,218
1,350		Goldman Sachs Group, Inc.	125,874
300		Janus Capital Group, Inc.	4,083
9,944		J.P. Morgan Chase & Co.	395,075
900		Lehman Brothers Holdings, Inc.	71,748
3,600		MBNA Corp.	90,720
2,650		Merrill Lynch & Co., Inc.	131,758
3,100		Morgan Stanley	152,830
1,100	@	Providian Financial Corp.	17,094
1,250		SLM Corp.	55,750

			2,404,470

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.8%
3,200	@	AES Corp.	$31,968
250		Ameren Corp.	11,538
1,350		American Electric Power Co., Inc.	43,146
1,600		CenterPoint Energy, Inc.	16,576
250		Cinergy Corp.	9,900
800		Consolidated Edison, Inc.	33,632
700		Constellation Energy Group, Inc.	27,888
1,050		Dominion Resources, Inc.	68,513
500		DTE Energy Co.	21,095
3,450		Duke Energy Corp.	78,970
1,000		Edison Intl.	26,510
300		Entergy Corp.	18,183
2,000		Exelon Corp.	73,380
1,100		FirstEnergy Corp.	45,188
500		FPL Group, Inc.	34,160
1,250	@	PG&E Corp.	38,000
100		Pinnacle West Capital Corp.	4,150
700		PPL Corp.	33,026
700		Progress Energy, Inc.	29,638
800		Southern Co.	23,984
1,150		TXU Corp.	55,108
1,600		Xcel Energy, Inc.	27,712

			752,265

		Electrical Components and Equipment: 0.1%
1,400		Emerson Electric Co.	86,646

			86,646

		Electronics: 0.2%
1,400	@	Agilent Technologies, Inc.	30,198
900		Applera Corp. – Applied Biosystems Group	16,983
400	@	Fisher Scientific Intl.	23,332
800	@	Jabil Circuit, Inc.	18,400
400		Parker Hannifin Corp.	23,544
400		PerkinElmer, Inc.	6,888
1,750	@	Sanmina-SCI Corp.	12,338
3,500	@	Solectron Corp.	17,325
400		Tektronix, Inc.	13,300
450	@	Thermo Electron Corp.	12,159
350	@	Waters Corp.	15,435

			189,902

		Engineering and Construction: 0.0%
300		Fluor Corp.	13,356

			13,356

		Entertainment: 0.0%
950		International Game Technology	34,153

			34,153

		Environmental Control: 0.1%
1,900		Waste Management, Inc.	51,946

			51,946

		Food: 0.4%
1,400		Albertson’s, Inc.	33,502
500		Campbell Soup Co.	13,145
1,550		ConAgra Foods, Inc.	39,851
1,100		General Mills, Inc.	49,390
700		Hershey Foods Corp.	32,697
1,200		H.J. Heinz Co.	43,224

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.4% (continued)
1,200		Kellogg Co.	$51,192
900	@	Kroger Co.	13,968
350		McCormick & Co., Inc.	12,019
2,600		Sara Lee Corp.	59,436
550		SUPERVALU, Inc.	15,153
950		Wm. Wrigley Jr. Co.	60,144

			423,721

		Forest Products and Paper: 0.2%
1,150		Georgia-Pacific Corp.	41,343
1,600		International Paper Co.	64,656
500		Louisiana-Pacific Corp.	12,975
800		MeadWestvaco Corp.	25,520
600		Plum Creek Timber Co., Inc.	21,018
200		Temple-Inland, Inc.	13,430
800		Weyerhaeuser Co.	53,184

			232,126

		Gas: 0.1%
500		KeySpan Corp.	19,600
950		Sempra Energy	34,381

			53,981

		Hand/Machine Tools: 0.0%
400		Black & Decker Corp.	30,976
100		Snap-On, Inc.	2,756
300		Stanley Works	12,759

			46,491

		Healthcare-Products: 1.1%
200		Bausch & Lomb, Inc.	13,290
800		Baxter Intl., Inc.	25,728
1,100		Becton Dickinson & Co.	56,870
700		Biomet, Inc.	32,816
2,500	@	Boston Scientific Corp.	99,325
350		CR Bard, Inc.	19,821
500		Guidant Corp.	33,020
8,300		Johnson & Johnson	467,538
3,350		Medtronic, Inc.	173,865
550	@	St. Jude Medical, Inc.	41,399
500		Stryker Corp.	24,040
900	@	Zimmer Holdings, Inc.	71,136

			1,058,848

		Healthcare-Services: 0.5%
700		Aetna, Inc.	69,951
600	@	Anthem, Inc.	52,350
650		HCA, Inc.	24,798
750	@	Humana, Inc.	14,985
400		Manor Care, Inc.	11,984
150		Quest Diagnostics, Inc.	13,233
3,200		UnitedHealth Group, Inc.	235,967
850	@	WellPoint Health Networks	89,327

			512,595

		Home Builders: 0.0%
400		Centex Corp.	20,184
50		KB Home	4,225

			24,409

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
800		Leggett & Platt, Inc.	$22,480
300		Whirlpool Corp.	18,027

			40,507

		Household Products/Wares: 0.1%
400		Avery Dennison Corp.	26,312
800		Clorox Co.	42,640
400		Fortune Brands, Inc.	29,636

			98,588

		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	19,038

			19,038

		Insurance: 1.7%
1,450	@@	ACE Ltd.	58,087
1,550		Aflac, Inc.	60,776
3,300		Allstate Corp.	158,366
300		AMBAC Financial Group, Inc.	23,985
7,300		American Intl. Group, Inc.	496,326
1,300		AON Corp.	37,362
750		Chubb Corp.	52,710
750		Cigna Corp.	52,223
700		Cincinnati Financial Corp.	28,854
950		Hartford Financial Services Group, Inc.	58,834
350		Jefferson-Pilot Corp.	17,381
750		Lincoln National Corp.	35,250
600		Loews Corp.	35,100
1,450		Marsh & McLennan Cos., Inc.	66,352
500		MBIA, Inc.	29,105
3,550		MetLife, Inc.	137,207
400		MGIC Investment Corp.	26,620
400		Principal Financial Group	14,388
700		Progressive Corp.	59,325
2,500		Prudential Financial, Inc.	117,600
600		Safeco Corp.	27,390
750		St. Paul Travelers Cos., Inc.	24,795
400		Torchmark Corp.	21,272
1,050		UnumProvident Corp.	16,475
400	@@	XL Capital Ltd.	29,596

			1,685,379

		Internet: 0.4%
1,850	@	eBay, Inc.	170,089
1,500	@	Symantec Corp.	82,320
3,800	@	Yahoo!, Inc.	128,858

			381,267

		Iron/Steel: 0.1%
300		Nucor Corp.	27,411
600		United States Steel Corp.	22,572

			49,983

		Leisure Time: 0.2%
300		Brunswick Corp.	13,728
1,750		Carnival Corp.	82,758
950		Harley-Davidson, Inc.	56,468
700		Sabre Holdings Corp. – Class A	17,171

			170,125

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
400		Harrah’s Entertainment, Inc.	$21,192
1,600		Hilton Hotels Corp.	30,144
700		Marriott Intl., Inc.	36,372
550		Starwood Hotels & Resorts Worldwide, Inc.	25,531

			113,239

		Machinery-Construction and Mining: 0.0%
450		Caterpillar, Inc.	36,203

			36,203

		Machinery-Diversified: 0.1%
150		Cummins, Inc.	11,084
850		Deere & Co.	54,867
700		Rockwell Automation, Inc.	27,090

			93,041

		Media: 0.9%
800		Clear Channel Communications, Inc.	24,936
6,300	@	Comcast Corp.	177,912
800		Gannett Co., Inc.	67,008
100		Knight-Ridder, Inc.	6,545
700		McGraw-Hill Cos., Inc.	55,783
150		Meredith Corp.	7,707
450		New York Times Co.	17,595
12,900	@	Time Warner, Inc.	208,205
350		Tribune Co.	14,403
400	@	Univision Communications, Inc.	12,644
4,900		Viacom, Inc.	164,444
5,750		Walt Disney Co.	129,663

			886,845

		Mining: 0.1%
1,200		Alcoa, Inc.	40,308
250		Phelps Dodge Corp.	23,008

			63,316

		Miscellaneous Manufacturing: 1.8%
2,200		3M Co.	175,933
300		Cooper Industries Ltd.	17,700
900		Danaher Corp.	46,152
550		Dover Corp.	21,379
1,100		Eastman Kodak Co.	35,442
450		Eaton Corp.	28,535
29,650		General Electric Co.	995,646
2,550		Honeywell Intl., Inc.	91,443
850		Illinois Tool Works, Inc.	79,195
650	@@	Ingersoll-Rand Co.	44,181
300		ITT Industries, Inc.	23,997
600		Pall Corp.	14,688
400		Textron, Inc.	25,708
5,650	@@	Tyco Intl. Ltd.	173,228

			1,773,227

		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	35,280
2,500	@	Xerox Corp.	35,200

			70,480

		Oil and Gas: 2.4%
250		Amerada Hess Corp.	22,250
700		Anadarko Petroleum Corp.	46,452
1,150		Apache Corp.	57,627

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 2.4% (continued)
2,100		Burlington Resources, Inc.	$85,679
10,150		ChevronTexaco Corp.	544,445
1,900		ConocoPhillips	157,414
1,150		Devon Energy Corp.	81,662
350		EOG Resources, Inc.	23,048
18,250		Exxon Mobil Corp.	882,022
400		Kerr-McGee Corp.	22,900
1,300		Marathon Oil Corp.	53,664
200	@, @@	Nabors Industries Ltd.	9,470
350	@	Noble Corp.	15,733
1,100		Occidental Petroleum Corp.	61,523
300		Sunoco, Inc.	22,194
1,150		Unocal Corp.	49,450
750		Valero Energy Corp.	60,158

			2,195,691

		Oil and Gas Services: 0.1%
1,050		Baker Hughes, Inc.	45,906
600		BJ Services Co.	31,446
650		Schlumberger Ltd.	43,752

			121,104

		Packaging and Containers: 0.1%
400		Ball Corp.	14,972
400		Bemis Co.	10,632
600	@	Pactiv Corp.	13,950
400	@	Sealed Air Corp.	18,540

			58,094

		Pharmaceuticals: 2.0%
4,350		Abbott Laboratories	184,266
400		Allergan, Inc.	29,020
400		AmerisourceBergen Corp.	21,484
5,450		Bristol-Myers Squibb Co.	129,002
550		Cardinal Health, Inc.	24,074
2,050	@	Caremark Rx, Inc.	65,744
3,150		Eli Lilly & Co.	189,157
300	@	Express Scripts, Inc.	19,602
1,100	@	Forest Laboratories, Inc.	49,478
1,400	@	Gilead Sciences, Inc.	52,332
700	@	Hospira, Inc.	21,420
600	@	King Pharmaceuticals, Inc.	7,164
1,000	@	Medco Health Solutions, Inc.	30,900
6,250		Merck & Co., Inc.	206,249
21,150		Pfizer, Inc.	647,189
1,850		Schering-Plough Corp.	35,261
3,750		Wyeth	140,250

			1,852,592

		Pipelines: 0.0%
150		Kinder Morgan, Inc.	9,423
2,300		Williams Cos., Inc.	27,830

			37,253

		Real Estate Investment Trusts: 0.1%
550		Equity Office Properties Trust	14,988
550		Prologis	19,382
700		Simon Property Group, Inc.	37,541

			71,911

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 2.5%
1,000	@	Bed Bath & Beyond, Inc.	$37,110
900		Best Buy Co., Inc.	48,816
750		Circuit City Stores, Inc.	11,505
2,150		Costco Wholesale Corp.	89,354
1,150		CVS Corp.	48,450
800		Darden Restaurants, Inc.	18,656
1,300		Dollar General Corp.	26,195
700		Federated Department Stores, Inc.	31,801
3,450		Gap, Inc.	64,515
8,350		Home Depot, Inc.	327,319
1,500		J.C. Penney Co., Inc. Holding Co.	52,920
500	@	Kohl’s Corp.	24,095
1,950		Limited Brands, Inc.	43,466
2,150		Lowe’s Cos., Inc.	116,853
1,000		May Department Stores Co.	25,630
4,750		McDonald’s Corp.	133,143
350		Nordstrom, Inc.	13,384
1,200	@	Office Depot, Inc.	18,036
400		RadioShack Corp.	11,456
2,350		Staples, Inc.	70,077
1,250	@	Starbucks Corp.	56,825
2,500		Target Corp.	113,125
1,500		TJX Cos., Inc.	33,060
1,100	@	Toys R US, Inc.	19,514
11,850		Wal-Mart Stores, Inc.	630,419
4,850		Walgreen Co.	173,775
550		Wendy’s Intl., Inc.	18,480
800		Yum! Brands, Inc.	32,528

			2,290,507

		Savings and Loans: 0.2%
400		Golden West Financial Corp.	44,380
1,000		Sovereign Bancorp, Inc.	21,820
2,550		Washington Mutual, Inc.	99,654

			165,854

		Semiconductors: 0.7%
1,500	@	Altera Corp.	29,355
1,150		Analog Devices, Inc.	44,597
4,750	@	Applied Materials, Inc.	78,328
17,950		Intel Corp.	360,076
650	@	KLA-Tencor Corp.	26,962
1,100		Linear Technology Corp.	39,864
950		Maxim Integrated Products, Inc.	40,176
950	@	National Semiconductor Corp.	14,716
2,250		Texas Instruments, Inc.	47,880

			681,954

		Software: 1.6%
800		Adobe Systems, Inc.	39,576
550		Autodesk, Inc.	26,747
1,750		Automatic Data Processing, Inc.	72,310
950	@	BMC Software, Inc.	15,020
900	@	Citrix Systems, Inc.	15,768
1,700		Computer Associates Intl., Inc.	44,710
1,900	@	Compuware Corp.	9,785
1,000	@	Electronic Arts, Inc.	45,990
2,450		First Data Corp.	106,575

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.6% (continued)
800	@	Fiserv, Inc.	$27,888
600		IMS Health, Inc.	14,352
550	@	Intuit, Inc.	24,970
30,450		Microsoft Corp.	841,942
1,800	@	Novell, Inc.	11,358
19,500	@	Oracle Corp.	219,959
1,300	@	PeopleSoft, Inc.	25,805
3,000	@	Siebel Systems, Inc.	22,620
1,350	@	Veritas Software Corp.	24,030

			1,589,405

		Telecommunications: 1.9%
1,550		Alltel Corp.	85,111
1,100		AT&T Corp.	15,752
2,000	@	Avaya, Inc.	27,880
5,500		BellSouth Corp.	149,160
350		CenturyTel, Inc.	11,984
18,900	@	Cisco Systems, Inc.	342,089
1,300		Citizens Communications Co.	17,407
500	@	Comverse Technology, Inc.	9,415
4,000	@	Corning, Inc.	44,320
13,500	@	Lucent Technologies, Inc.	42,795
6,600		Motorola, Inc.	119,064
3,350	@	Nextel Communications, Inc.	79,864
5,200		Qualcomm, Inc.	203,008
10,000		SBC Communications, Inc.	259,500
700		Scientific-Atlanta, Inc.	18,144
2,050		Sprint Corp.	41,267
1,700	@	Tellabs, Inc.	15,623
8,300		Verizon Communications, Inc.	326,853

			1,809,236

		Textiles: 0.0%
500		Cintas Corp.	21,020

			21,020

		Toys/Games/Hobbies: 0.0%
900		Hasbro, Inc.	16,920
1,300		Mattel, Inc.	23,569

			40,489

		Transportation: 0.5%
1,050		Burlington Northern Santa Fe Corp.	40,226
750		CSX Corp.	24,900
1,450		FedEx Corp.	124,251
1,100		Norfolk Southern Corp.	32,714
200		Ryder System, Inc.	9,408
350		Union Pacific Corp.	20,510
3,150		United Parcel Service, Inc.	239,147

			491,156

		Total Common Stock (Cost $30,906,759)	30,596,686

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 4	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.9%
		Federal National Mortgage Association: 25.9%
$30,000,000		3.930%, due 06/15/09 STRIP		$25,026,420

		Total U.S. Government Agency Obligations
		(Cost $24,259,932)		25,026,420

U.S. TREASURY OBLIGATIONS: 41.5%
		U.S. Treasury STRIP: 41.5%
39,740,000		3.400%, due 05/15/09		34,005,558
7,000,000		4.710%, due 08/15/09		5,922,581

		Total U.S. Treasury Obligations
		(Cost $38,873,477)		39,928,139

		Total Long-Term Investments
		(Cost $94,040,168)		95,551,245

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
422,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $422,022 to be received upon repurchase (Collateralized by $430,000 Federal Home Loan Mortgage Corporation, 3.800%, Market Value plus accrued interest $438,384, due 07/06/07).		422,000

		Total Short-Term Investments
		(Cost $422,000)		422,000

		Total Investments In Securities
		(Cost $94,462,168)*	99.5%	$95,973,245
		Other Assets and Liabilities—Net	0.5	472,182

		Net Assets	100.0%	$96,445,427

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,873,793
		Gross Unrealized Depreciation		(1,362,716)

		Net Unrealized Appreciation		$1,511,077

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 60.1%
		Advertising: 0.1%
580	@	Interpublic Group of Cos., Inc.	$6,142
680		Omnicom Group, Inc.	49,681

			55,823

		Aerospace/Defense: 1.3%
5,230		Boeing Co.	269,974
1,200		General Dynamics Corp.	122,520
840		Goodrich Corp.	26,342
1,630		Lockheed Martin Corp.	90,921
1,260		Northrop Grumman Corp.	67,196
1,940		Raytheon Co.	73,681
710		Rockwell Collins, Inc.	26,369
1,840		United Technologies Corp.	171,819

			848,822

		Agriculture: 0.8%
7,480		Altria Group, Inc.	351,860
2,490		Archer-Daniels-Midland Co.	42,280
1,110		Monsanto Co.	40,426
600		Reynolds American, Inc.	40,824
790		UST, Inc.	31,805

			507,195

		Airlines: 0.0%
1,190		Southwest Airlines Co.	16,208

			16,208

		Apparel: 0.4%
1,000	@	Coach, Inc.	42,420
440		Jones Apparel Group, Inc.	15,752
440		Liz Claiborne, Inc.	16,597
1,740		Nike, Inc.	137,111
240		Reebok Intl. Ltd.	8,813
550		VF Corp.	27,198

			247,891

		Auto Manufacturers: 0.4%
11,470		Ford Motor Co.	161,153
910		General Motors Corp.	38,657
630		Paccar, Inc.	43,546

			243,356

		Auto Parts and Equipment: 0.1%
710		Dana Corp.	12,560
840		Johnson Controls, Inc.	47,720

			60,280

		Banks: 3.9%
1,190		AmSouth Bancorp	29,036
14,780		Bank of America Corp.	640,416
1,990		BB&T Corp.	78,983
990		Comerica, Inc.	58,757
550		First Horizon National Corp.	23,848
950		Huntington Bancshares, Inc.	23,665
1,980		KeyCorp	62,568
510		M & T Bank Corp.	48,807
880		Marshall & Ilsley Corp.	35,464
1,740		Mellon Financial Corp.	48,181
3,580		National City Corp.	138,260
280		North Fork Bancorporation, Inc.	12,446

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 3.9% (continued)
1,080		Northern Trust Corp.	$44,064
1,050		PNC Financial Services Group, Inc.	56,805
1,860		Regions Financial Corp.	61,492
1,390		SouthTrust Corp.	57,907
1,190		State Street Corp.	50,825
990		SunTrust Banks, Inc.	69,706
480		Synovus Financial Corp.	12,552
3,180		The Bank of New York Co., Inc.	92,761
6,820		U.S. Bancorp	197,098
6,410		Wachovia Corp.	300,950
6,170		Wells Fargo & Co.	367,916
480		Zions Bancorporation	29,299

			2,541,806

		Beverages: 1.4%
200		Adolph Coors Co.	13,584
3,090		Anheuser-Busch Cos., Inc.	154,346
550		Brown-Forman Corp.	25,190
8,800		Coca-Cola Co.	352,439
2,340		Coca-Cola Enterprises, Inc.	44,226
1,190		Pepsi Bottling Group, Inc.	32,309
6,140		PepsiCo, Inc.	298,711

			920,805

		Biotechnology: 0.4%
1,980	@	Amgen, Inc.	112,226
1,210	@	Biogen Idec, Inc.	74,016
840	@	Chiron Corp.	37,128
360	@	Genzyme Corp.	19,588

			242,958

		Building Materials: 0.2%
1,080	@	American Standard Cos., Inc.	42,023
2,100		Masco Corp.	72,513
640		Vulcan Materials Co.	32,608

			147,144

		Chemicals: 1.0%
880		Air Products & Chemicals, Inc.	47,854
360		Ashland, Inc.	20,189
3,380		Dow Chemical Co.	152,708
3,620		E.I. du Pont de Nemours & Co.	154,936
440		Eastman Chemical Co.	20,922
950		Ecolab, Inc.	29,868
390		Engelhard Corp.	11,057
480		International Flavors & Fragrances, Inc.	18,336
910		PPG Industries, Inc.	55,765
1,150		Praxair, Inc.	49,151
800		Rohm & Haas Co.	34,376
640		Sherwin-Williams Co.	28,134
310		Sigma-Aldrich Corp.	17,980

			641,276

		Commercial Services: 0.7%
800	@	Apollo Group, Inc.	58,695
5,470		Cendant Corp.	118,151
160		Deluxe Corp.	6,563
880		Equifax, Inc.	23,197
1,030		H&R Block, Inc.	50,903
1,310		McKesson Corp.	33,602

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.7% (continued)
710		Moody’s Corp.	$52,008
1,460		Paychex, Inc.	44,019
710		Robert Half Intl., Inc.	18,297
1,030		RR Donnelley & Sons Co.	32,260

			437,695

		Computers: 2.5%
500	@	Affiliated Computer Services, Inc.	27,835
2,100	@	Apple Computer, Inc.	81,375
840	@	Computer Sciences Corp.	39,564
12,250	@	Dell, Inc.	436,100
800		Electronic Data Systems Corp.	15,512
8,620	@	EMC Corp.	99,475
1,700	@	Gateway, Inc.	8,415
10,980		Hewlett-Packard Co.	205,875
6,110		International Business Machines Corp.	523,870
450	@	Lexmark Intl., Inc.	37,805
330	@	NCR Corp.	16,365
1,860	@	Network Appliance, Inc.	42,780
12,770	@	Sun Microsystems, Inc.	51,591
1,310	@	Sungard Data Systems, Inc.	31,139
1,500	@	Unisys Corp.	15,480

			1,633,181

		Cosmetics/Personal Care: 2.1%
360		Alberto-Culver Co.	15,653
1,830		Avon Products, Inc.	79,934
1,900		Colgate-Palmolive Co.	85,842
5,350		Gillette Co.	223,309
2,450		Kimberly-Clark Corp.	158,246
15,660		Procter & Gamble Co.	847,519

			1,410,503

		Distribution/Wholesale: 0.1%
680		Genuine Parts Co.	26,098
510		W.W. Grainger, Inc.	29,402

			55,500

		Diversified Financial Services: 4.8%
4,570		American Express Co.	235,172
360		Bear Stearns Cos., Inc.	34,621
990		Capital One Financial Corp.	73,161
18,800		Citigroup, Inc.	829,455
3,800		Countrywide Financial Corp.	149,682
2,030	@	E*TRADE Financial Corp.	23,183
3,730		Fannie Mae	236,482
550		Federated Investors, Inc.	15,642
400		Franklin Resources, Inc.	22,304
2,500		Freddie Mac	163,100
1,860		Goldman Sachs Group, Inc.	173,426
12,900		J.P. Morgan Chase & Co.	512,517
310		Janus Capital Group, Inc.	4,219
1,080		Lehman Brothers Holdings, Inc.	86,098
4,600		MBNA Corp.	115,920
3,440		Merrill Lynch & Co., Inc.	171,037
4,370		Morgan Stanley	215,441
1,260	@	Providian Financial Corp.	19,580
1,550		SLM Corp.	69,130

			3,150,170

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 1.4%
3,800	@	AES Corp.	$37,962
310		Ameren Corp.	14,307
1,430		American Electric Power Co., Inc.	45,703
1,640		CenterPoint Energy, Inc.	16,990
310		Cinergy Corp.	12,276
950		Consolidated Edison, Inc.	39,938
710		Constellation Energy Group, Inc.	28,286
1,260		Dominion Resources, Inc.	82,215
640		DTE Energy Co.	27,002
4,780		Duke Energy Corp.	109,415
1,530		Edison Intl.	40,560
340		Entergy Corp.	20,607
2,340		Exelon Corp.	85,855
1,150		FirstEnergy Corp.	47,242
750		FPL Group, Inc.	51,240
1,790	@	PG&E Corp.	54,416
130		Pinnacle West Capital Corp.	5,395
790		PPL Corp.	37,272
1,080		Progress Energy, Inc.	45,727
1,050		Southern Co.	31,479
1,510		TXU Corp.	72,359
1,660		Xcel Energy, Inc.	28,751

			934,997

		Electrical Components and Equipment: 0.1%
1,500		Emerson Electric Co.	92,835

			92,835

		Electronics: 0.4%
2,230	@	Agilent Technologies, Inc.	48,100
950		Applera Corp. – Applied Biosystems Group	17,927
480	@	Fisher Scientific Intl.	27,998
840	@	Jabil Circuit, Inc.	19,320
450		Parker Hannifin Corp.	26,487
440		PerkinElmer, Inc.	7,577
1,990	@	Sanmina-SCI Corp.	14,030
3,800	@	Solectron Corp.	18,810
480		Tektronix, Inc.	15,960
1,030	@	Thermo Electron Corp.	27,831
640	@	Waters Corp.	28,224

			252,264

		Engineering and Construction: 0.0%
360		Fluor Corp.	16,027

			16,027

		Entertainment: 0.1%
1,500		International Game Technology	53,925

			53,925

		Environmental Control: 0.1%
2,030		Waste Management, Inc.	55,500

			55,500

		Food: 0.8%
1,550		Albertson’s, Inc.	37,092
600		Campbell Soup Co.	15,774
1,900		ConAgra Foods, Inc.	48,849
1,630		General Mills, Inc.	73,187
950		Hershey Foods Corp.	44,375
1,250		H.J. Heinz Co.	45,025

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.8% (continued)
1,740		Kellogg Co.	$74,228
1,110	@	Kroger Co.	17,227
750		McCormick & Co., Inc.	25,755
2,740		Sara Lee Corp.	62,636
640		SUPERVALU, Inc.	17,632
1,030		Wm. Wrigley Jr. Co.	65,209

			526,989

		Forest Products and Paper: 0.4%
1,630		Georgia-Pacific Corp.	58,599
2,060		International Paper Co.	83,244
640		Louisiana-Pacific Corp.	16,608
880		MeadWestvaco Corp.	28,072
750		Plum Creek Timber Co., Inc.	26,273
280		Temple-Inland, Inc.	18,802
950		Weyerhaeuser Co.	63,156

			294,754

		Gas: 0.1%
590		KeySpan Corp.	23,128
880		Sempra Energy	31,847

			54,975

		Hand/Machine Tools: 0.1%
550		Black & Decker Corp.	42,592
160		Snap-On, Inc.	4,410
310		Stanley Works	13,184

			60,186

		Healthcare-Products: 2.1%
310		Bausch & Lomb, Inc.	20,600
950		Baxter Intl., Inc.	30,552
1,310		Becton Dickinson & Co.	67,727
1,110		Biomet, Inc.	52,037
3,070	@	Boston Scientific Corp.	121,971
380		CR Bard, Inc.	21,519
550		Guidant Corp.	36,322
10,800		Johnson & Johnson	608,364
4,370		Medtronic, Inc.	226,803
640	@	St. Jude Medical, Inc.	48,173
640		Stryker Corp.	30,771
1,260	@	Zimmer Holdings, Inc.	99,590

			1,364,429

		Healthcare-Services: 1.0%
1,030		Aetna, Inc.	102,928
710	@	Anthem, Inc.	61,948
750		HCA, Inc.	28,613
1,030	@	Humana, Inc.	20,579
480		Manor Care, Inc.	14,381
160		Quest Diagnostics, Inc.	14,115
4,120		UnitedHealth Group, Inc.	303,808
950	@	WellPoint Health Networks, Inc.	99,836

			646,208

		Home Builders: 0.0%
510		Centex Corp.	25,734
50		KB Home	4,225

			29,959

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.1%
790		Leggett & Platt, Inc.	$22,199
400		Whirlpool Corp.	24,036

			46,235

		Household Products/Wares: 0.2%
440		Avery Dennison Corp.	28,943
880		Clorox Co.	46,904
600		Fortune Brands, Inc.	44,454

			120,301

		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	22,044

			22,044

		Insurance: 3.4%
1,900	@@	ACE Ltd.	76,114
2,100		Aflac, Inc.	82,341
4,290		Allstate Corp.	205,877
400		AMBAC Financial Group, Inc.	31,980
9,470		American Intl. Group, Inc.	643,865
1,460		AON Corp.	41,960
960		Chubb Corp.	67,469
990		Cigna Corp.	68,934
750		Cincinnati Financial Corp.	30,915
1,110		Hartford Financial Services Group, Inc.	68,742
640		Jefferson-Pilot Corp.	31,782
790		Lincoln National Corp.	37,130
710		Loews Corp.	41,535
2,060		Marsh & McLennan Cos., Inc.	94,266
600		MBIA, Inc.	34,926
4,590		MetLife, Inc.	177,404
440		MGIC Investment Corp.	29,282
510		Principal Financial Group	18,345
810		Progressive Corp.	68,648
3,510		Prudential Financial, Inc.	165,110
550		Safeco Corp.	25,108
2,580		St. Paul Travelers Cos., Inc.	85,295
480		Torchmark Corp.	25,526
1,260		UnumProvident Corp.	19,769
680	@@	XL Capital Ltd.	50,313

			2,222,636

		Internet: 0.8%
2,390	@	eBay, Inc.	219,737
1,910	@	Symantec Corp.	104,821
5,230	@	Yahoo!, Inc.	177,349

			501,907

		Iron/Steel: 0.1%
400		Nucor Corp.	36,548
640		United States Steel Corp.	24,077

			60,625

		Leisure Time: 0.3%
310		Brunswick Corp.	14,186
2,260		Carnival Corp.	106,875
1,090		Harley-Davidson, Inc.	64,790
710		Sabre Holdings Corp. – Class A	17,416

			203,267

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.2%
400		Harrah’s Entertainment, Inc.	$21,192
1,660		Hilton Hotels Corp.	31,274
840		Marriott Intl., Inc.	43,647
910		Starwood Hotels & Resorts Worldwide, Inc.	42,242

			138,355

		Machinery-Construction and Mining: 0.1%
530		Caterpillar, Inc.	42,639

			42,639

		Machinery-Diversified: 0.2%
200		Cummins, Inc.	14,778
1,080		Deere & Co.	69,714
750		Rockwell Automation, Inc.	29,025

			113,517

		Media: 1.8%
990		Clear Channel Communications, Inc.	30,858
8,170	@	Comcast Corp.	230,721
960		Gannett Co., Inc.	80,410
160		Knight-Ridder, Inc.	10,472
900		McGraw-Hill Cos., Inc.	71,721
310		Meredith Corp.	15,928
880		New York Times Co.	34,408
16,710	@	Time Warner, Inc.	269,698
500		Tribune Co.	20,575
480	@	Univision Communications, Inc.	15,173
6,620		Viacom, Inc.	222,167
7,930		Walt Disney Co.	178,822

			1,180,953

		Mining: 0.1%
1,460		Alcoa, Inc.	49,041
330		Phelps Dodge Corp.	30,370

			79,411

		Miscellaneous Manufacturing: 3.5%
2,840		3M Co.	227,115
310		Cooper Industries Ltd.	18,290
1,080		Danaher Corp.	55,382
680		Dover Corp.	26,432
1,210		Eastman Kodak Co.	38,986
710		Eaton Corp.	45,021
38,380		General Electric Co.	1,288,800
3,090		Honeywell Intl., Inc.	110,807
1,110		Illinois Tool Works, Inc.	103,419
710	@@	Ingersoll-Rand Co.	48,259
400		ITT Industries, Inc.	31,996
600		Pall Corp.	14,688
640		Textron, Inc.	41,133
7,300	@@	Tyco Intl. Ltd.	223,818

			2,274,146

		Office/Business Equipment: 0.1%
880		Pitney Bowes, Inc.	38,808
3,050	@	Xerox Corp.	42,944

			81,752

		Oil and Gas: 4.3%
440		Amerada Hess Corp.	39,160
880		Anadarko Petroleum Corp.	58,397
1,140		Apache Corp.	57,125

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 4.3% (continued)
2,700		Burlington Resources, Inc.	$110,160
13,120		ChevronTexaco Corp.	703,757
2,490		ConocoPhillips	206,297
1,630		Devon Energy Corp.	115,746
400		EOG Resources, Inc.	26,340
23,640		Exxon Mobil Corp.	1,142,521
440		Kerr-McGee Corp.	25,190
1,830		Marathon Oil Corp.	75,542
280	@, @@	Nabors Industries Ltd.	13,258
710	@	Noble Corp.	31,915
1,400		Occidental Petroleum Corp.	78,302
400		Sunoco, Inc.	29,592
1,190		Unocal Corp.	51,170
840		Valero Energy Corp.	67,376

			2,831,848

		Oil and Gas Services: 0.2%
1,290		Baker Hughes, Inc.	56,399
680		BJ Services Co.	35,639
850		Schlumberger Ltd.	57,213

			149,251

		Packaging and Containers: 0.1%
480		Ball Corp.	17,966
480		Bemis Co.	12,758
600	@	Pactiv Corp.	13,950
510	@	Sealed Air Corp.	23,639

			68,313

		Pharmaceuticals: 3.6%
5,660		Abbott Laboratories	239,758
480		Allergan, Inc.	34,824
510		AmerisourceBergen Corp.	27,392
7,530		Bristol-Myers Squibb Co.	178,235
710		Cardinal Health, Inc.	31,077
1,990	@	Caremark Rx, Inc.	63,819
4,080		Eli Lilly & Co.	245,004
360	@	Express Scripts, Inc.	23,522
1,550	@	Forest Laboratories, Inc.	69,719
1,740	@	Gilead Sciences, Inc.	65,041
710	@	Hospira, Inc.	21,726
1,390	@	King Pharmaceuticals, Inc.	16,597
1,060	@	Medco Health Solutions, Inc.	32,754
8,060		Merck & Co., Inc.	265,980
27,380		Pfizer, Inc.	837,828
2,260		Schering-Plough Corp.	43,076
4,840		Wyeth	181,016

			2,377,368

		Pipelines: 0.1%
150		Kinder Morgan, Inc.	9,423
2,540		Williams Cos., Inc.	30,734

			40,157

		Real Estate Investment Trusts: 0.1%
650		Equity Office Properties Trust	17,713
680		Prologis	23,963
810		Simon Property Group, Inc.	43,440

			85,116

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 4.5%
1,150	@	Bed Bath & Beyond, Inc.	$42,677
1,390		Best Buy Co., Inc.	75,394
1,080		Circuit City Stores, Inc.	16,567
2,790		Costco Wholesale Corp.	115,952
1,400		CVS Corp.	58,982
840		Darden Restaurants, Inc.	19,589
1,430		Dollar General Corp.	28,815
840		Federated Department Stores, Inc.	38,161
4,490		Gap, Inc.	83,963
10,830		Home Depot, Inc.	424,535
2,060		J.C. Penney Co., Inc. Holding Co.	72,677
600	@	Kohl’s Corp.	28,914
2,810		Limited Brands, Inc.	62,635
2,820		Lowe’s Cos., Inc.	153,267
950		May Department Stores Co.	24,349
6,130		McDonald’s Corp.	171,824
500		Nordstrom, Inc.	19,120
1,190	@	Office Depot, Inc.	17,886
950		RadioShack Corp.	27,208
3,020		Staples, Inc.	90,056
1,540	@	Starbucks Corp.	70,008
3,530		Target Corp.	159,733
1,690		TJX Cos., Inc.	37,248
1,260	@	Toys R US, Inc.	22,352
15,380		Wal-Mart Stores, Inc.	818,215
6,280		Walgreen Co.	225,012
790		Wendy’s Intl., Inc.	26,544
1,190		Yum! Brands, Inc.	48,385

			2,980,068

		Savings and Loans: 0.3%
550		Golden West Financial Corp.	61,023
1,430		Sovereign Bancorp, Inc.	31,203
3,420		Washington Mutual, Inc.	133,653

			225,879

		Semiconductors: 1.4%
1,590	@	Altera Corp.	31,116
1,630		Analog Devices, Inc.	63,211
6,710	@	Applied Materials, Inc.	110,648
23,270		Intel Corp.	466,797
750	@	KLA-Tencor Corp.	31,110
1,230		Linear Technology Corp.	44,575
1,350		Maxim Integrated Products, Inc.	57,092
1,900	@	National Semiconductor Corp.	29,431
2,700		Texas Instruments, Inc.	57,456

			891,436

		Software: 3.1%
840		Adobe Systems, Inc.	41,555
710		Autodesk, Inc.	34,527
2,110		Automatic Data Processing, Inc.	87,185
1,230	@	BMC Software, Inc.	19,446
1,030	@	Citrix Systems, Inc.	18,046
2,540		Computer Associates Intl., Inc.	66,802
2,780	@	Compuware Corp.	14,317
1,080	@	Electronic Arts, Inc.	49,669
3,400		First Data Corp.	147,900

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 3.1% (continued)
790	@	Fiserv, Inc.	$27,539
800		IMS Health, Inc.	19,136
910	@	Intuit, Inc.	41,314
480	@	Mercury Interactive Corp.	16,742
39,460		Microsoft Corp.	1,091,070
1,940	@	Novell, Inc.	12,241
25,290	@	Oracle Corp.	285,272
1,430	@	PeopleSoft, Inc.	28,386
3,330	@	Siebel Systems, Inc.	25,108
1,540	@	Veritas Software Corp.	27,412

			2,053,667

		Telecommunications: 3.6%
2,010		Alltel Corp.	110,369
1,350		AT&T Corp.	19,332
2,230	@	Avaya, Inc.	31,086
7,140		BellSouth Corp.	193,637
710		CenturyTel, Inc.	24,310
26,100	@	Cisco Systems, Inc.	472,409
1,390		Citizens Communications Co.	18,612
610	@	Comverse Technology, Inc.	11,486
5,590	@	Corning, Inc.	61,937
16,380	@	Lucent Technologies, Inc.	51,925
8,550		Motorola, Inc.	154,242
4,600	@	Nextel Communications, Inc.	109,664
6,270		Qualcomm, Inc.	244,781
12,950		SBC Communications, Inc.	336,053
990		Scientific-Atlanta, Inc.	25,661
2,450		Sprint Corp.	49,319
1,830	@	Tellabs, Inc.	16,818
10,750		Verizon Communications, Inc.	423,335

			2,354,976

		Textiles: 0.1%
790		Cintas Corp.	33,212

			33,212

		Toys/Games/Hobbies: 0.1%
950		Hasbro, Inc.	17,860
1,590		Mattel, Inc.	28,827

			46,687

		Transportation: 0.9%
1,260		Burlington Northern Santa Fe Corp.	48,271
880		CSX Corp.	29,216
1,860		FedEx Corp.	159,383
1,440		Norfolk Southern Corp.	42,826
240		Ryder System, Inc.	11,290
400		Union Pacific Corp.	23,440
4,070		United Parcel Service, Inc.	308,994

			623,420

		Total Common Stock
		(Cost $39,516,844)	39,392,847

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 5	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.9%
		Federal National Mortgage Association: 12.0%
$10,836,000		5.170%, due 11/15/11 STRIP		$7,887,091

				7,887,091

		Other: 3.9%
3,470,000		FICO STRIP, 4.840%, due 10/06/11		2,580,715

				2,580,715

		Total U.S. Government Agency Obligations
		(Cost $10,509,227)		10,467,806

U.S. TREASURY OBLIGATIONS: 23.1%
		U.S. Treasury STRIP: 23.1%
19,790,000		2.940%, due 08/15/11		15,145,722

		Total U.S. Treasury Obligations
		(Cost $15,136,596)		15,145,722

		Total Long-Term Investments
		(Cost $65,162,667)		65,006,375

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
486,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850%, due 10/01/04, $486,025 to be received upon repurchase (Collateralized by $480,000 Federal Home Loan Bank, 5.375%, Market Value plus accrued interest $510,224, due 05/15/06).		486,000

		Total Short-Term Investments
		(Cost $486,000)		486,000

		Total Investments In Securities
		(Cost $65,648,667)*	99.8%	$65,492,375
		Other Assets and Liabilities—Net	0.2	153,875

		Net Assets	100.0%	$65,646,250

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$680,409
		Gross Unrealized Depreciation		(836,701)

		Net Unrealized Depreciation		$(156,292)

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio — Series 6	as of September 30, 2004 (Unaudited)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.9%
		Federal Home Loan Bank: 9.3%
$10,000,000		1.690%, due 10/13/04		$9,993,915

				9,993,915

		Federal Home Loan Mortgage Corporation: 9.3%
10,000,000		1.670%, due 10/05/04		9,997,682

				9,997,682

		Federal National Mortgage Association: 9.3%
10,000,000		1.600%, due 10/08/04		9,996,447

				9,996,447

		Total U.S. Government Agency Obligations
		(Cost $29,989,281)		29,988,044

SHORT-TERM INVESTMENTS: 72.1%
		Commercial Paper: 67.7%
5,000,000		American Honda, 1.680%, due 10/07/04		4,998,367
5,000,000	@@	ASB Bank Ltd., 1.780%, due 11/17/04		4,988,149
5,000,000		Barton Capital Corp., 1.710%, due 10/12/04		4,997,150
5,000,000		Blue Ridge Asset Funding, 1.730%, due 10/12/04		4,997,117
5,000,000		Crown Point Capital Co., 1.730%, due 10/12/04		4,997,117
5,000,000		Delaware Funding Corp., 1.720%, due 10/14/04		4,996,656
5,000,000		Edison Asset, 1.700%, due 10/15/04		4,996,458
3,250,000	@@	HBOS Treasury Service PLC, 1.760%, due 10/13/04		3,247,934
1,450,000	@@	HBOS Treasury Service PLC, 1.790%, due 10/26/04		1,448,126
5,000,000		Park Ave, 1.700%, due 10/08/04		4,998,111
5,000,000		Preferred Receivable Funding Corp., 1.680%, due 10/07/04		4,998,366
5,000,000		St. German Holding Ltd., 1.780%, due 10/21/04		4,994,808
5,000,000		Thunder Bay Funding, Inc., 1.730%, due 10/15/04		4,996,396
5,000,000		UBS Financial, 1.690%, due 10/15/04		4,996,489
5,000,000		Windmill Funding Corp., 1.780%, due 10/22/04		4,994,561
3,070,000		Yorktown Capital LLC, 1.760%, due 10/13/04		3,068,049

		Total Commercial Paper
		(Cost $72,717,135)		72,713,854

		Repurchase Agreement: 4.4%
4,769,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $4,769,245 to be received upon repurchase (Collateralized by $4,965,000 Federal National Mortgage Association, 0.000%, Market Value plus accrued interest $4,865,700 due 08/19/05).		4,769,000

		Total Repurchase Agreement
		(Cost $4,769,000)		4,769,000

		Total Short-term Investments
		(Cost $77,486,135)		77,482,854

		Total Investments In Securities
		(Cost $107,475,416)*	100.0%	$107,470,898
		Other Assets and Liabilities—Net	—	(26,790)

		Net Assets	100.0%	$107,444,108

	@@	Foreign issuer

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(4,518)

		Net Unrealized Depreciation		$(4,518)

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.2%
		Belgium: 1.3%
28,600		Fortis	$682,312

			682,312

		Bermuda: 0.5%
8,950		Tyco Intl. Ltd.	274,407

			274,407

		Brazil: 0.7%
15,400	@	Uniao de Bancos Brasileiros SA GDR	373,142

			373,142

		Canada: 2.1%
8,443		EnCana Corp.	389,277
20,400		Methanex Corp.	304,658
21,000		Placer Dome, Inc.	418,158

			1,112,093

		China: 0.4%
3,000		Jiangxi Copper Co., Ltd.	1,757
178,000		Maanshan Iron & Steel	78,500
82,500		Weiqiao Textile Co.	133,785
8,000	@	Wumart Stores, Inc.	15,799

			229,841

		Denmark: 0.6%
12,100		Danske Bank A/S	318,646

			318,646

		Finland: 0.6%
15,500		UPM-Kymmene Oyj	296,087

			296,087

		France: 2.8%
2,755		Lafarge SA	240,709
2,900		Schneider Electric SA	188,105
3,077		Societe Generale	273,095
3,820		Total SA	780,184

			1,482,093

		Germany: 3.3%
8,950		Deutsche Boerse AG	453,751
13,454		RWE AG	642,537
6,150		Schering AG	386,645
3,427		Siemens AG	251,942

			1,734,875

		Greece: 0.3%
6,872		Alpha Bank AE	175,634

			175,634

		Hong Kong: 0.2%
144,000		Global Bio-Chem Technology Group Co. Ltd.	109,935

			109,935

		Hungary: 0.5%
11,343		OTP Bank Rt.	254,357

			254,357

		India: 1.0%
38,100		ICICI Bank Ltd. ADR	525,780

			525,780

		Ireland: 0.3%
9,900		Irish Life & Permanent PLC	160,039

			160,039

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Italy: 0.3%
15,100		Saipem S.p.A.	$170,084

			170,084

		Japan: 7.0%
25,000		Amano Corp.	200,776
32,200		Chugai Pharmaceutical Co., Ltd.	464,114
17,000		Hino Motors Ltd.	118,322
13,000		Isetan Co., Ltd.	133,900
20		Japan Retail Fund Investment Corp.	149,707
3,400		Kyocera Corp.	239,070
26		Mitsubishi Tokyo Financial Group, Inc.	216,249
50		Nippon Telegraph & Telephone Corp.	199,290
43,000		Nomura Holdings, Inc.	552,521
5,000		Promise Co., Ltd.	327,307
30,800		Sekisui House Ltd.	294,162
2,000		Takefuji Corp.	127,606
18,300		Toyota Motor Corp.	697,001

			3,720,025

		Malaysia: 1.9%
202,500		AMMB Holdings Bhd	175,712
11,000		British American Tobacco Malaysia Bhd	133,882
98,000		Commerce Asset Holdings Bhd	116,031
198,600		Malayan Banking Bhd	575,027

			1,000,652

		Mexico: 0.8%
127,300	@	Wal-Mart de Mexico SA de CV	431,497

			431,497

		Netherlands: 1.5%
25,600	@	ASML Holding NV	329,736
9,505		Royal Dutch Petroleum Co. ADR	490,339

			820,075

		New Zealand: 0.6%
31,000		Fisher & Paykel Healthcare Corp.	320,109

			320,109

		Singapore: 2.8%
35,200		CapitaCommercial Trust	24,462
335,000		CapitaLand Ltd.	356,139
66,000		DBS Group Holdings Ltd.	627,336
58,300		United Overseas Bank Ltd.	474,482

			1,482,419

		Spain: 1.3%
19,092		Banco Bilbao Vizcaya Argentaria SA	263,371
29,200		Telefonica SA	438,177

			701,548

		Sweden: 1.0%
43,400		Skandia Forsakrings AB	172,345
32,239		Swedish Match AB	342,075

			514,420

		Switzerland: 3.9%
5,430	@	Credit Suisse Group	173,441
12,892		Novartis AG	601,749
7,312		Roche Holding AG	757,387
7,700		UBS AG	542,611

			2,075,188

		United Kingdom: 8.8%
65,600		BP PLC	626,019
42,000		Diageo PLC	524,442

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		United Kingdom: 8.8% (continued)
1,500		GlaxoSmithKline PLC ADR	$65,595
20,400		GlaxoSmithKline PLC	440,110
34,840		Imperial Tobacco Group PLC	759,860
39,025		Kingfisher PLC	217,892
283,700		Legal & General Group PLC	510,391
29,600	@	Provident Financial PLC	301,825
14,625		Rio Tinto PLC	393,083
341,141		Vodafone Group PLC	818,119

			4,657,336

		United States: 52.7%
6,000		3M Co.	479,820
7,200		Abbott Laboratories	304,992
4,350		Air Products & Chemicals, Inc.	236,553
14,000		Alcoa, Inc.	470,260
1,800		Allergan, Inc.	130,590
7,200	@	Alliant Techsystems, Inc.	435,600
6,400		Altria Group, Inc.	301,056
8,200		American Intl. Group, Inc.	557,518
8,100	@	Amgen, Inc.	459,108
18,375	@	Avaya, Inc.	256,148
14,750		Baker Hughes, Inc.	644,870
7,950	@	Barr Pharmaceuticals, Inc.	329,369
4,610	@	Biogen Idec, Inc.	281,994
9,190		BJ Services Co.	481,648
7,340		Boeing Co.	378,891
5,900		Capital One Financial Corp.	436,010
7,700		Carnival Corp.	364,133
5,000	@	Celgene Corp.	291,150
16,600		Cendant Corp.	358,560
4,100		Chubb Corp.	288,148
33,700	@	Cisco Systems, Inc.	609,971
8,600		Citigroup, Inc.	379,432
10,800	@	Comcast Corp.	301,536
25,600	@	Corning, Inc.	283,648
12,480		Countrywide Financial Corp.	491,587
6,740		CVS Corp.	283,956
5,400		Deere & Co.	348,570
7,800	@	Dell, Inc.	277,680
11,000		Dow Chemical Co.	496,980
26,040	@	E*Trade Financial Corp.	297,377
6,100	@	eBay, Inc.	560,834
7,000	@	Electronic Arts, Inc.	321,930
4,300		Eli Lilly & Co.	258,215
26,080	@	EMC Corp.	300,963
2,940		General Dynamics Corp.	300,174
8,290		General Electric Co.	278,378
9,800	@	Gilead Sciences, Inc.	366,324
6,300		Goldman Sachs Group, Inc.	587,412
4,380		Guidant Corp.	289,255
31,250		Intel Corp.	626,875
6,500		International Business Machines Corp.	557,310
11,600		iShares Goldman Sachs Semiconductor Index Fund	556,104
15,780		Johnson & Johnson	888,887
6,310	@	Kohl’s Corp.	304,079
5,600		Lehman Brothers Holdings, Inc.	446,432

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		United States: 52.7% (continued)
5,700		Lowe’s Cos., Inc.	$309,795
5,875		Marriott Intl., Inc.	305,265
6,100		Merck & Co., Inc.	201,300
39,170		Microsoft Corp.	1,083,051
4,270	@	National-Oilwell, Inc.	140,312
5,600		PACCAR, Inc.	387,072
10,700	@	Par Pharmaceutical Cos., Inc.	384,451
5,500		PepsiCo, Inc.	267,575
40,020		Pfizer, Inc.	1,224,611
5,825		Praxair, Inc.	248,961
12,500		Procter & Gamble Co.	676,500
7,000		QUALCOMM, Inc.	273,280
11,200		Rockwell Automation, Inc.	433,440
5,610	@	Rowan Cos., Inc.	148,104
9,500		Schlumberger Ltd.	639,445
3,500		Sherwin-Williams Co.	153,860
6,100	@	Starbucks Corp.	277,306
3,400		Starwood Hotels & Resorts Worldwide, Inc.	157,828
3,400		United Technologies Corp.	317,492
10,800		Wal-Mart Stores, Inc.	574,559
13,400		Walt Disney Co.	302,170
4,100	@	WellPoint Health Networks	430,869
3,560		Whole Foods Market, Inc.	305,412
12,350	@	Yahoo!, Inc.	418,789
4,100	@	Zimmer Holdings, Inc.	324,064

			27,885,838

		Total Common Stock
		(Cost $48,974,050)	51,508,432

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.3%
		Repurchase Agreement: 4.3%
$2,275,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $2,275,117 to be received upon repurchase (Collateralized by $2,185,000 various Federal Home Loan Bank, 5.000%-5.375%, Market Value plus accrued interest $2,324,251, due 05/15/06-05/13/11).		$2,275,000

		Total Short-Term Investments
		(Cost $2,275,000)		2,275,000

		Total Investments In Securities
		(Cost $51,249,050)*	101.5%	$53,783,432
		Other Assets and Liabilities—Net	(1.5)	(811,609)

		Net Assets	100.0%	$52,971,823

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

	*	Cost for federal income tax purposes is $51,378,732.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,139,397
		Gross Unrealized Depreciation		(1,734,797)

		Net Unrealized Appreciation		$2,404,700

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

At September 30, 2004, the following forward currency exchange contracts were outstanding for the VP Worldwide Growth Portfolio:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Appreciation

Euro			USD
EUR 101,441	Buy	10/04/2004	$124,793	$125,986	$1,193
Singapore Dollar
SGD 208,624	Buy	10/04/2004	123,446	123,923	477
Swiss Franc
CHF 151,944	Buy	10/04/2004	120,571	121,699	1,128

					$2,798

Industry	Percentage of Net Assets
Aerospace/Defense	2.7%
Agriculture	2.9
Auto Manufacturers	2.3
Banks	10.8
Beverages	1.5
Biotechnology	2.2
Building Materials	0.5
Chemicals	2.7
Commercial Services	0.7
Computers	2.1
Cosmetics/Personal Care	1.3
Diversified Financial Services	8.6
Electric	1.2
Electronics	0.5
Food	0.6
Forest Products and Paper	0.6
Hand/Machine Tools	0.4
Healthcare-Products	3.4
Healthcare-Services	0.8
Home Builders	0.6
Insurance	2.9
Internet	1.8
Investment Companies	1.0
Iron/Steel	0.1
Leisure Time	0.7
Lodging	0.9
Machinery-Diversified	1.5
Media	1.1
Mining	2.4
Miscellaneous Manufacturing	2.8
Oil and Gas	4.6
Oil and Gas Services	3.9
Pharmaceuticals	11.1
Real Estate	0.7
Real Estate Investment Trusts	0.3
Retail	4.8
Semiconductors	1.8
Software	2.7
Telecommunications	5.4
Textiles	0.3
Repurchase Agreement	4.3
Other Assets and Liabilities — Net	(1.5)

Net Assets	100.0%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004